UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4978

Columbia Funds Trust XI
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111

(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	9/30/06

Date of reporting period:	12/31/05

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Growth Stock Fund

		Shares	Value ($)*
Common Stocks – 99.7%
CONSUMER DISCRETIONARY – 16.3%
Internet & Catalog Retail – 3.3%
	eBay, Inc.	377,300	16,318,225
	Internet & Catalog Retail Total		16,318,225
Multiline Retail – 3.4%
	Target Corp.	298,400	16,403,048
	Multiline Retail Total		16,403,048
Specialty Retail – 6.2%
	Chico’s FAS, Inc.	220,000	9,664,600
	Office Depot, Inc.	344,900	10,829,860
	Tiffany & Co.	259,200	9,924,768
	Specialty Retail Total		30,419,228
Textiles, Apparel & Luxury Goods – 3.4%
	Coach, Inc.	494,800	16,496,632
	Textiles, Apparel & Luxury Goods Total		16,496,632
	CONSUMER DISCRETIONARY TOTAL		79,637,133
CONSUMER STAPLES – 9.2%
Food & Staples Retailing – 2.9%
	CVS Corp.	534,100	14,110,922
	Food & Staples Retailing Total		14,110,922
Food Products – 3.0%
	Kellogg Co.	335,900	14,517,598
	Food Products Total		14,517,598
Household Products – 3.3%
	Colgate-Palmolive Co.	293,500	16,098,475
	Household Products Total		16,098,475
	CONSUMER STAPLES TOTAL		44,726,995
ENERGY – 3.4%
Oil, Gas & Consumable Fuels – 3.4%
	CONSOL Energy, Inc.	133,600	8,708,048
	XTO Energy, Inc.	184,900	8,124,506
	Oil, Gas & Consumable Fuels Total		16,832,554
	ENERGY TOTAL		16,832,554
FINANCIALS – 13.7%
Commercial Banks – 4.5%
	Wells Fargo & Co.	352,700	22,160,141
	Commercial Banks Total		22,160,141

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 4.5%
	Citigroup, Inc.	453,800	22,022,914
	Diversified Financial Services Total		22,022,914
Insurance – 4.7%
	American International Group, Inc.	333,400	22,747,882
	Insurance Total		22,747,882
	FINANCIALS TOTAL		66,930,937
HEALTH CARE – 16.0%
Biotechnology – 6.3%
	Amgen, Inc. (a)	259,300	20,448,398
	Protein Design Labs, Inc.	368,900	10,484,138
	Biotechnology Total		30,932,536
Health Care Equipment & Supplies – 2.1%
	Thermo Electron Corp.	335,100	10,096,563
	Health Care Equipment & Supplies Total		10,096,563
Health Care Providers & Services – 3.5%
	UnitedHealth Group, Inc.	278,900	17,330,846
	Health Care Providers & Services Total		17,330,846
Pharmaceuticals – 4.1%
	Teva Pharmaceutical Industries Ltd., ADR	462,500	19,892,125
	Pharmaceuticals Total		19,892,125
	HEALTH CARE TOTAL		78,252,070
INDUSTRIALS – 4.3%
Electrical Equipment – 2.4%
	Rockwell Automation, Inc.	196,400	11,619,024
	Electrical Equipment Total		11,619,024
Machinery – 1.9%
	ITT Industries, Inc.	90,900	9,346,338
	Machinery Total		9,346,338
	INDUSTRIALS TOTAL		20,965,362
INFORMATION TECHNOLOGY – 36.8%
Communications Equipment – 3.4%
	Nokia Oyj, ADR	916,800	16,777,440
	Communications Equipment Total		16,777,440
Computers & Peripherals – 11.9%
	EMC Corp.	1,202,000	16,371,240
	Hewlett-Packard Co.	714,800	20,464,724

2

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
	International Business Machines Corp.	257,500	21,166,500
	Computers & Peripherals Total		58,002,464
Internet Software & Services – 9.2%
	Google, Inc., Class A	65,300	27,090,358
	Yahoo!, Inc.	458,000	17,944,440
	Internet Software & Services Total		45,034,798
Semiconductors & Semiconductor Equipment – 5.2%
	Broadcom Corp., Class A	327,300	15,432,195
	MEMC Electronic Materials, Inc.	449,700	9,969,849
	Semiconductors & Semiconductor Equipment Total		25,402,044
Software – 7.1%
	Autodesk, Inc.	223,600	9,603,620
	NAVTEQ	208,100	9,129,347
	SAP AG, ADR	357,600	16,117,032
	Software Total		34,849,999
	INFORMATION TECHNOLOGY TOTAL		180,066,745

	Total Common Stocks (cost of $461,451,065)		487,411,796
		Par ($)
Short-Term Obligation – 0.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Note maturing 08/15/08, market value of $3,721,850 (repurchase proceeds $3,649,370)	3,648,000	3,648,000

	Total Short-Term Obligation (cost of $3,648,000)		3,648,000

3

Total Investments – 100.4% (cost of $465,099,065)(b)(c)	491,059,796

Other Assets & Liabilities, Net – (0.4)%	(1,930,828)

Net Assets – 100.0%	489,128,968

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value. Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)		Non-income producing security

(b)		Cost for federal income tax purposes is $465,099,065.

(c)		Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$36,211,247	$(10,250,516)	$25,960,731

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Young Investor Fund

		Shares	Value ($)*
Common Stocks – 93.6%
CONSUMER DISCRETIONARY – 8.5%
Auto Components – 0.1%
	Nokian Renkaat Oyj	80,000	1,008,683
	Auto Components Total		1,008,683
Hotels, Restaurants & Leisure – 1.8%
	McDonald’s Corp.	50,000	1,686,000
	Starbucks Corp. (a)	200,000	6,002,000
	Yum! Brands, Inc.	130,000	6,094,400
	Hotels, Restaurants & Leisure Total		13,782,400
Leisure Equipment & Products – 0.2%
	Marvel Entertainment, Inc. (a)	100,000	1,638,000
	Leisure Equipment & Products Total		1,638,000
Media – 1.7%
	Grupo Televisa SA, ADR	14,200	1,143,100
	McGraw-Hill Companies, Inc.	67,458	3,482,856
	News Corp., Class B	170,000	2,823,700
	Time Warner, Inc.	230,000	4,011,200
	Viacom, Inc., Class B	40,000	1,304,000
	Media Total		12,764,856
Multiline Retail – 1.3%
	Federated Department Stores, Inc.	25,000	1,658,250
	Kohl’s Corp. (a)	115,000	5,589,000
	Stockmann Oyj Abp, Class B	60,000	2,310,736
	Multiline Retail Total		9,557,986
Specialty Retail – 2.7%
	Barnes & Noble, Inc.	110,000	4,693,700
	Bed Bath & Beyond, Inc. (a)	79,000	2,855,850
	Gap, Inc.	190,000	3,351,600
	Home Depot, Inc.	175,000	7,084,000
	TJX Companies, Inc.	108,000	2,508,840
	Specialty Retail Total		20,493,990

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – 0.7%
	NIKE, Inc., Class B	61,000	5,294,190
	Textiles, Apparel & Luxury Goods Total		5,294,190
	CONSUMER DISCRETIONARY TOTAL		64,540,105
CONSUMER STAPLES – 9.6%
Beverages – 1.8%
	Coca-Cola Co.	240,000	9,674,400
	PepsiCo, Inc.	71,032	4,196,571
	Beverages Total		13,870,971
Food & Staples Retailing – 2.5%
	United Natural Foods, Inc. (a)	95,000	2,508,000
	Wal-Mart Stores, Inc.	235,000	10,998,000
	Walgreen Co.	125,000	5,532,500
	Food & Staples Retailing Total		19,038,500
Food Products – 3.0%
	ConAgra Foods, Inc.	86,000	1,744,080
	Nestle SA, Registered Shares	27,000	8,075,035
	Smithfield Foods, Inc. (a)	65,000	1,989,000
	Unilever NV, NY Registered Shares	60,000	4,119,000
	Wrigley (Wm.) Jr. Co.	100,000	6,649,000
	Food Products Total		22,576,115
Household Products – 1.9%
	Colgate-Palmolive Co.	141,800	7,777,730
	Procter & Gamble Co.	115,000	6,656,200
	Household Products Total		14,433,930
Personal Products – 0.4%
	Avon Products, Inc.	120,000	3,426,000
	Personal Products Total		3,426,000
	CONSUMER STAPLES TOTAL		73,345,516
ENERGY – 9.2%
Energy Equipment & Services – 2.6%
	Cooper Cameron Corp. (a)	75,000	3,105,000
	Schlumberger Ltd.	110,900	10,773,935
	TGS Nopec Geophysical Co., ASA (a)	60,000	2,818,070
	Veritas DGC, Inc. (a)	90,000	3,194,100
	Energy Equipment & Services Total		19,891,105
Oil, Gas & Consumable Fuels – 6.6%
	Amerada Hess Corp.	60,000	7,609,200

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	BP PLC, ADR	75,000	4,816,500
	Chevron Corp.	80,000	4,541,600
	ConocoPhillips	118,600	6,900,148
	Exxon Mobil Corp.	320,000	17,974,400
	Newfield Exploration Co. (a)	175,000	8,762,250
	Oil, Gas & Consumable Fuels Total		50,604,098
	ENERGY TOTAL		70,495,203
FINANCIALS – 19.4%
Capital Markets – 3.2%
	Ameriprise Financial, Inc.	50,000	2,050,000
	Bank of New York Co., Inc.	83,517	2,660,016
	Deutsche Bank AG	7,000	678,090
	Federated Investors, Inc., Class B	50,000	1,852,000
	Lazard Ltd., Class A	40,000	1,276,000
	Merrill Lynch & Co., Inc.	75,383	5,105,691
	Morgan Stanley	110,000	6,241,400
	Nomura Holdings, Inc., ADR	230,000	4,420,600
	Capital Markets Total		24,283,797
Commercial Banks – 6.8%
	City National Corp.	55,400	4,013,176
	HSBC Holdings PLC, ADR	90,000	7,242,300
	ICICI Bank Ltd., ADR	120,000	3,456,000
	Mitsubishi Tokyo Financial Group, Inc.	600	8,140,077
	Mizuho Financial Group, Inc.	1,400	11,111,206
	Raiffeisen International Bank Holding AG (a)	34,000	2,228,742
	U.S. Bancorp	160,000	4,782,400
	Wachovia Corp.	80,000	4,228,800
	Wells Fargo & Co.	99,831	6,272,382
	Commercial Banks Total		51,475,083
Consumer Finance – 1.9%
	American Express Co.	140,000	7,204,400
	SLM Corp.	129,000	7,106,610
	Consumer Finance Total		14,311,010
Diversified Financial Services – 2.5%
	Citigroup, Inc.	250,000	12,132,500
	JPMorgan Chase & Co.	180,000	7,144,200
	Diversified Financial Services Total		19,276,700
Insurance – 4.7%
	American International Group, Inc.	167,291	11,414,265

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Berkshire Hathaway, Inc., Class B (a)	3,200	9,393,600
	Chubb Corp.	25,865	2,525,717
	Hannover Rueckversicherung AG, Registered Shares	139,000	4,925,343
	Lincoln National Corp.	60,929	3,231,065
	Principal Financial Group, Inc.	60,000	2,845,800
	SAFECO Corp.	30,000	1,695,000
	Insurance Total		36,030,790
Real Estate – 0.3%
	Potlatch Corp.	40,000	2,039,200
	Real Estate Total		2,039,200
	FINANCIALS TOTAL		147,416,580
HEALTH CARE – 14.8%
Biotechnology – 1.8%
	Amgen, Inc. (a)	100,000	7,886,000
	Applera Corp. – Applied Biosystems Group	75,000	1,992,000
	Biogen Idec, Inc. (a)	57,500	2,606,475
	Qiagen NV (a)	130,000	1,527,500
	Biotechnology Total		14,011,975
Health Care Equipment & Supplies – 4.3%
	Adeza Biomedical Corp. (a)	150,000	3,157,500
	DENTSPLY International, Inc.	60,000	3,221,400
	Hospira, Inc. (a)	100,000	4,278,000
	Medtronic, Inc.	214,300	12,337,251
	Thermo Electron Corp. (a)	145,000	4,368,850
	Zimmer Holdings, Inc. (a)	73,000	4,923,120
	Health Care Equipment & Supplies Total		32,286,121
Health Care Providers & Services – 3.2%
	Cardinal Health, Inc.	110,000	7,562,500
	Coventry Health Care, Inc. (a)	70,000	3,987,200
	Humana, Inc. (a)	120,000	6,519,600
	IMS Health, Inc.	143,100	3,566,052
	Patterson Companies, Inc. (a)	91,000	3,039,400
	Health Care Providers & Services Total		24,674,752
Pharmaceuticals – 5.5%
	Bristol-Myers Squibb Co.	109,539	2,517,206
	Gedeon Richter Ltd.	11,000	1,976,363
	Johnson & Johnson	181,670	10,918,367

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Novartis AG, ADR	217,993	11,440,273
	Novo-Nordisk A/S, Class B	39,000	2,193,827
	Pfizer, Inc.	350,000	8,162,000
	Schering-Plough Corp.	150,000	3,127,500
	Valeant Pharmaceuticals International	60,000	1,084,800
	Pharmaceuticals Total		41,420,336
	HEALTH CARE TOTAL		112,393,184
INDUSTRIALS – 9.4%
Aerospace & Defense – 0.7%
	United Technologies Corp.	99,640	5,570,873
	Aerospace & Defense Total		5,570,873
Air Freight & Logistics – 1.7%
	United Parcel Service, Inc., Class B	150,000	11,272,500
	Yamato Transport Co., Ltd.	100,000	1,658,541
	Air Freight & Logistics Total		12,931,041
Airlines – 1.0%
	Alaska Air Group, Inc. (a)	50,200	1,793,144
	Frontier Airlines, Inc. (a)	125,000	1,155,000
	JetBlue Airways Corp. (a)	75,000	1,153,500
	Southwest Airlines Co.	200,000	3,286,000
	Airlines Total		7,387,644
Building Products – 0.4%
	Assa Abloy AB	175,000	2,753,477
	Building Products Total		2,753,477
Commercial Services & Supplies – 0.3%
	Waste Management, Inc.	75,237	2,283,443
	Commercial Services & Supplies Total		2,283,443
Industrial Conglomerates – 3.4%
	3M Co.	20,000	1,550,000
	General Electric Co.	520,000	18,226,000
	Siemens AG, ADR	75,000	6,419,250
	Industrial Conglomerates Total		26,195,250
Machinery – 1.0%
	Deere & Co.	85,000	5,789,350
	Eaton Corp.	20,000	1,341,800
	Titan Intl, Inc. Ill	50,000	862,500
	Machinery Total		7,993,650
Marine – 0.9%
	A.P. Moller – Maersk A/S	500	5,172,961

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Marine – (continued)
	Finnlines Oyj	90,000	1,534,334
	Marine Total		6,707,295
	INDUSTRIALS TOTAL		71,822,673
INFORMATION TECHNOLOGY – 15.1%
Communications Equipment – 2.4%
	Avaya, Inc. (a)	160,000	1,707,200
	Cisco Systems, Inc. (a)	300,000	5,136,000
	Corning, Inc. (a)	200,000	3,932,000
	Motorola, Inc.	65,000	1,468,350
	Nokia Oyj, ADR	230,000	4,209,000
	QUALCOMM, Inc.	50,000	2,154,000
	Communications Equipment Total		18,606,550
Computers & Peripherals – 1.6%
	Dell, Inc. (a)	75,000	2,249,250
	Hewlett-Packard Co.	100,000	2,863,000
	International Business Machines Corp.	44,062	3,621,896
	Palm, Inc. (a)	104,000	3,307,200
	Computers & Peripherals Total		12,041,346
Electronic Equipment & Instruments – 0.5%
	Murata Manufacturing Co., Ltd.	65,000	4,166,702
	Electronic Equipment & Instruments Total		4,166,702
Internet Software & Services – 1.7%
	eBay, Inc. (a)	115,000	4,973,750
	Google, Inc., Class A (a)	7,000	2,904,020
	Yahoo!, Inc. (a)	120,000	4,701,600
	Internet Software & Services Total		12,579,370
IT Services – 2.1%
	Accenture Ltd., Class A	80,000	2,309,600
	First Data Corp.	111,000	4,774,110
	Infosys Technologies Ltd., ADR	45,000	3,638,700
	Paychex, Inc.	128,000	4,879,360
	IT Services Total		15,601,770
Office Electronics – 0.4%
	Zebra Technologies Corp., Class A (a)	80,000	3,428,000
	Office Electronics Total		3,428,000
Semiconductors & Semiconductor Equipment – 4.0%
	Analog Devices, Inc.	125,000	4,483,750

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Applied Materials, Inc.	100,000	1,794,000
	Intel Corp.	250,000	6,240,000
	Marvell Technology Group Ltd. (a)	63,000	3,533,670
	Samsung Electronics Co., Ltd., GDR (b)	36,000	11,862,000
	Silicon Laboratories, Inc. (a)	24,000	879,840
	Texas Instruments, Inc.	50,000	1,603,500
	Semiconductors & Semiconductor Equipment Total		30,396,760
Software – 2.4%
	Electronic Arts, Inc. (a)	81,000	4,237,110
	Microsoft Corp.	400,000	10,460,000
	Oracle Corp. (a)	100,000	1,221,000
	SAP AG, ADR	35,000	1,577,450
	Wind River Systems, Inc. (a)	30,000	443,100
	Software Total		17,938,660
	INFORMATION TECHNOLOGY TOTAL		114,759,158
MATERIALS – 4.0%
Chemicals – 1.3%
	E.I. du Pont de Nemours & Co.	75,000	3,187,500
	International Flavors & Fragrances, Inc.	74,000	2,479,000
	Monsanto Co.	40,000	3,101,200
	Potash Corp. of Saskatchewan, Inc.	10,000	802,200
	Chemicals Total		9,569,900
Metals & Mining – 2.2%
	Alcoa, Inc.	125,000	3,696,250
	Mittal Steel Co. NV, Class A	100,000	2,633,000
	Newmont Mining Corp.	105,000	5,607,000
	Phelps Dodge Corp.	32,000	4,603,840
	Metals & Mining Total		16,540,090
Paper & Forest Products – 0.5%
	Votorantim Celulose e Papel SA, ADR	210,000	2,580,900
	Weyerhaeuser Co.	25,000	1,658,500
	Paper & Forest Products Total		4,239,400
	MATERIALS TOTAL		30,349,390
TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 1.7%
	AT&T, Inc.	200,000	4,898,000
	BellSouth Corp.	107,676	2,918,019
	PT Telekomunikasi Indonesia, ADR	150,000	3,579,000

7

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Tele2 AB	125,000	1,341,337
	Diversified Telecommunication Services Total		12,736,356
Wireless Telecommunication Services – 0.5%
	China Mobile Hong Kong Ltd.	75,000	1,803,000
	Vodafone Group PLC, ADR	105,000	2,254,350
	Wireless Telecommunication Services Total		4,057,350
	TELECOMMUNICATION SERVICES TOTAL		16,793,706
UTILITIES – 1.4%
Electric Utilities – 0.5%
	Entergy Corp.	30,000	2,059,500
	Exelon Corp.	35,000	1,859,900
	Electric Utilities Total		3,919,400
Multi - Utilities – 0.9%
	Dominion Resources, Inc.	67,500	5,211,000
	PG&E Corp.	41,078	1,524,815
	Multi - Utilities Total		6,735,815
	UTILITIES TOTAL		10,655,215
	Total Common Stocks (cost of $583,114,879)		712,570,730

		Par ($)
Short-Term Obligation – 6.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Notes and Bonds with various maturities to 02/15/21, market value of $50,277,938(repurchase proceeds $49,307,511)	49,289,000	49,289,000
	Total Short-Term Obligation (cost of $49,289,000)		49,289,000

8

Total Investments – 100.1% (cost of $632,403,879)(c)(d)	761,859,730
Other Assets & Liabilities, Net – (0.1)%	(1,089,374)
Net Assets – 100.0%	760,770,356

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s (Funds’ ) shares are determined as of such times.  Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

(a)		Non-income producing security
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security, which is not illiquid, may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the value of this security represents 1.6% of net assets.

(c)		Cost for federal income tax purposes is $632,403,879.
(d)		Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$141,194,590	$(11,738,739)	$129,455,851

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

9

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Dividend Income Fund

		Shares	Value ($)*
Common Stocks – 90.2%
CONSUMER DISCRETIONARY – 5.7%
Hotels, Restaurants & Leisure – 1.2%
	McDonald’s Corp.	187,000	6,305,640
	Hotels, Restaurants & Leisure Total		6,305,640
Media – 1.9%
	McGraw-Hill Companies, Inc.	56,000	2,891,280
	Meredith Corp.	48,000	2,512,320
	Time Warner, Inc.	276,000	4,813,440
	Media Total		10,217,040
Multiline Retail – 1.6%
	Federated Department Stores, Inc.	38,000	2,520,540
	J.C. Penney Co., Inc.	104,000	5,782,400
	Multiline Retail Total		8,302,940
Specialty Retail – 1.0%
	Sherwin-Williams Co.	116,000	5,268,720
	Specialty Retail Total		5,268,720
	CONSUMER DISCRETIONARY TOTAL		30,094,340
CONSUMER STAPLES – 8.9%
Beverages – 2.7%
	Anheuser-Busch Companies, Inc.	34,000	1,460,640
	Diageo PLC, ADR	141,000	8,220,300
	PepsiCo, Inc.	75,000	4,431,000
	Beverages Total		14,111,940
Food Products – 0.4%
	General Mills, Inc.	50,000	2,466,000
	Food Products Total		2,466,000
Household Products – 2.4%
	Clorox Co.	70,000	3,982,300
	Kimberly-Clark Corp.	86,000	5,129,900
	Procter & Gamble Co.	59,000	3,414,920
	Household Products Total		12,527,120
Tobacco – 3.4%
	Altria Group, Inc.	148,500	11,095,920
	Reynolds American, Inc.	44,000	4,194,520
	UST, Inc.	60,000	2,449,800
	Tobacco Total		17,740,240
	CONSUMER STAPLES TOTAL		46,845,300
ENERGY – 9.9%
Oil, Gas & Consumable Fuels – 9.9%
	BP PLC, ADR	146,500	9,408,230

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Chevron Corp.	160,000	9,083,200
	ConocoPhillips	60,000	3,490,800
	Exxon Mobil Corp.	355,000	19,940,350
	Kinder Morgan, Inc.	58,000	5,333,100
	Royal Dutch Shell PLC, Class A, ADR	73,000	4,488,770
	Oil, Gas & Consumable Fuels Total		51,744,450
	ENERGY TOTAL		51,744,450
FINANCIALS – 27.5%
Capital Markets – 3.5%
	Bank of New York Co., Inc.	120,000	3,822,000
	Federated Investors, Inc., Class B	240,000	8,889,600
	Morgan Stanley	103,000	5,844,220
	Capital Markets Total		18,555,820
Commercial Banks – 5.7%
	National City Corp.	160,000	5,371,200
	PNC Financial Services Group, Inc.	43,000	2,658,690
	U.S. Bancorp	263,000	7,861,070
	Wachovia Corp.	151,000	7,981,860
	Wells Fargo & Co.	97,500	6,125,925
	Commercial Banks Total		29,998,745
Diversified Financial Services – 5.4%
	Citigroup, Inc.	371,000	18,004,630
	JPMorgan Chase & Co.	254,000	10,081,260
	Diversified Financial Services Total		28,085,890
Insurance – 9.1%
	Allstate Corp.	50,000	2,703,500
	Arthur J. Gallagher & Co.	210,000	6,484,800
	Chubb Corp.	52,000	5,077,800
	Lincoln National Corp.	176,000	9,333,280
	St. Paul Travelers Companies, Inc.	162,000	7,236,540
	MBIA, Inc.	80,000	4,812,800
	UnumProvident Corp.	255,000	5,801,250
	Willis Group Holdings Ltd.	168,000	6,205,920
	Insurance Total		47,655,890
Real Estate – 2.3%
	Archstone-Smith Trust, REIT	45,000	1,885,050
	AvalonBay Communities, Inc., REIT	11,000	981,750
	Equity Office Properties Trust, REIT	64,000	1,941,120

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Kimco Realty Corp., REIT	72,000	2,309,760
	New Plan Excel Realty Trust, REIT	183,000	4,241,940
	Vornado Realty Trust, REIT	10,500	876,435
	Real Estate Total		12,236,055
Thrifts & Mortgage Finance – 1.5%
	Freddie Mac	122,000	7,972,700
	Thrifts & Mortgage Finance Total		7,972,700
	FINANCIALS TOTAL		144,505,100
HEALTH CARE – 9.7%
Health Care Providers & Services – 0.9%
	Aetna, Inc.	46,000	4,338,260
	Health Care Providers & Services Total		4,338,260
Pharmaceuticals – 8.8%
	Abbott Laboratories	144,000	5,677,920
	Bristol-Myers Squibb Co.	112,000	2,573,760
	GlaxoSmithKline PLC, ADR	220,000	11,105,600
	Merck & Co., Inc.	100,000	3,181,000
	Novartis AG, ADR	156,000	8,186,880
	Pfizer, Inc.	670,000	15,624,400
	Pharmaceuticals Total		46,349,560
	HEALTH CARE TOTAL		50,687,820
INDUSTRIALS – 8.6%
Aerospace & Defense – 2.2%
	Boeing Co.	60,000	4,214,400
	Raytheon Co.	65,000	2,609,750
	United Technologies Corp.	85,000	4,752,350
	Aerospace & Defense Total		11,576,500
Commercial Services & Supplies – 1.2%
	Waste Management, Inc.	206,000	6,252,100
	Commercial Services & Supplies Total		6,252,100
Industrial Conglomerates – 4.3%
	General Electric Co.	582,000	20,399,100
	Textron, Inc.	33,000	2,540,340
	Industrial Conglomerates Total		22,939,440

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 0.9%
	Deere & Co.	67,000	4,563,370
	Machinery Total		4,563,370
	INDUSTRIALS TOTAL		45,331,410
INFORMATION TECHNOLOGY – 7.2%
Communications Equipment – 1.2%
	Nokia Oyj, ADR	352,000	6,441,600
	Communications Equipment Total		6,441,600
Computers & Peripherals – 2.8%
	Diebold, Inc.	117,194	4,453,372
	Hewlett-Packard Co.	348,000	9,963,240
	Computers & Peripherals Total		14,416,612
IT Services – 0.9%
	Automatic Data Processing, Inc.	103,000	4,726,670
	IT Services Total		4,726,670
Semiconductors & Semiconductor Equipment – 2.3%
	Intel Corp.	205,000	5,116,800
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	685,000	6,788,350
	Semiconductors & Semiconductor Equipment Total		11,905,150
	INFORMATION TECHNOLOGY TOTAL		37,490,032
MATERIALS – 3.0%
Chemicals – 2.3%
	Dow Chemical Co.	115,000	5,039,300
	E.I. du Pont de Nemours & Co.	106,000	4,505,000
	Lyondell Chemical Co.	96,000	2,286,720
	Chemicals Total		11,831,020
Paper & Forest Products – 0.7%
	Weyerhaeuser Co.	56,000	3,715,040
	Paper & Forest Products Total		3,715,040
	MATERIALS TOTAL		15,546,060
TELECOMMUNICATION SERVICES – 5.6%
Diversified Telecommunication Services – 5.0%
	AT&T, Inc.	412,000	10,089,880
	BellSouth Corp.	264,000	7,154,400
	Verizon Communications, Inc.	294,000	8,855,280
	Diversified Telecommunication Services Total		26,099,560

4

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.6%
	Vodafone Group PLC, ADR	160,000	3,435,200
	Wireless Telecommunication Services Total		3,435,200
	TELECOMMUNICATION SERVICES TOTAL		29,534,760
UTILITIES – 4.1%
Electric Utilities – 0.6%
	Southern Co.	92,000	3,176,760
	Electric Utilities Total		3,176,760
Independent Power Producers & Energy Traders – 0.4%
	TXU Corp.	44,000	2,208,360
	Independent Power Producers & Energy Traders Total		2,208,360
Multi - Utilities – 3.1%
	Consolidated Edison, Inc.	32,000	1,482,560
	Dominion Resources, Inc.	70,500	5,442,600
	Public Service Enterprise Group, Inc.	96,000	6,237,120
	Sempra Energy	70,000	3,138,800
	Multi - Utilities Total		16,301,080
	UTILITIES TOTAL		21,686,200
	Total Common Stocks (cost of $427,042,053)		473,465,472
Convertible Preferred Stocks – 6.4%
FINANCIALS – 5.7%
Diversified Financial Services – 0.5%
	Merrill Lynch & Co., Inc. 6.750%	75,000	2,921,325
	Diversified Financial Services Total		2,921,325
Insurance – 5.2%
	Genworth Financial, Inc. 6.000%	204,000	7,764,240
	Hartford Financial Services Group, Inc. 7.000%	44,000	3,393,500
	Metlife, Inc. 6.375%	110,000	3,038,750
	Platinum Underwriters Holdings Ltd. 6.000%	10,000	312,500
	UnumProvident Corp. 8.250%	145,000	6,307,500
	XL Capital Ltd. 6.500%	288,000	6,410,880
	Insurance Total		27,227,370
	FINANCIALS TOTAL		30,148,695
MATERIALS – 0.7%
Metals & Mining – 0.7%
	Freeport-McMoRan Copper & Gold, Inc. 5.500% (a)	2,425	2,841,494

5

		Shares	Value ($)
Convertible Preferred Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Freeport-McMoRan Copper & Gold, Inc. 5.500%	575	673,756
	Metals & Mining Total		3,515,250
	MATERIALS TOTAL		3,515,250

	Total Convertible Preferred Stocks (cost of $30,859,554)		33,663,945

		Par ($)	Value ($)
Short-Term Obligation – 3.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Bond maturing 02/15/21, market value of $18,954,375 (repurchase proceeds $18,586,978)	18,580,000	18,580,000

	Total Short-Term Obligation (cost of $18,580,000)		18,580,000

	Total Investments – 100.1% (cost of $476,481,607)(b)(c)		525,709,417

	Other Assets & Liabilities, Net – (0.1)%		(537,663)

	Net Assets – 100.0%		525,171,754

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which is not illiquid, may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, this security amounted to $2,841,494, which represents 0.5% of net assets.

(b)		Cost for federal income tax purposes is $476,481,607.

(c)		Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$68,199,975	$(18,972,165)	$49,227,810

Acronym	Name

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

6

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Asset Allocation Fund

		Shares	Value ($)*
Common Stocks – 62.8%
CONSUMER DISCRETIONARY – 6.8%
Auto Components – 0.4%
	Autoliv, Inc.	1,290	58,592
	BorgWarner, Inc.	1,410	85,488
	Compagnie Generale des Etablissements Michelin, Class B	3,400	191,119
	Continental AG	3,100	275,184
	Denso Corp.	8,700	300,242
	Johnson Controls, Inc.	9,800	714,518
	Modine Manufacturing Co.	790	25,746
	Visteon Corp. (a)	1	6
	Auto Components Total		1,650,895
Automobiles – 0.3%
	Nissan Motor Co., Ltd.	10,400	105,380
	Renault SA	2,432	198,380
	Thor Industries, Inc.	176	7,052
	Toyota Motor Corp.	14,800	768,016
	Winnebago Industries, Inc.	1,060	35,277
	Automobiles Total		1,114,105
Distributors – 0.0%
	Building Material Holding Corp.	340	23,192
	WESCO International, Inc. (a)	840	35,893
	Distributors Total		59,085
Diversified Consumer Services – 0.0%
	Education Management Corp. (a)	2,590	86,791
	Diversified Consumer Services Total		86,791
Hotels, Restaurants & Leisure – 1.3%
	Accor SA	4,200	231,017
	Applebee’s International, Inc.	3,340	75,451
	Bob Evans Farms, Inc.	480	11,069
	Brinker International, Inc.	2,310	89,305
	Carnival Corp.	7,700	411,719
	Cheesecake Factory, Inc. (a)	2,925	109,366
	Dave & Buster’s, Inc. (a)	1,030	18,138
	Gaylord Entertainment Co. (a)	1,460	63,641
	Harrah’s Entertainment, Inc.	2,081	148,354
	Hilton Hotels Corp.	4,180	100,780
	Isle of Capris Casinos, Inc. (a)	1,210	29,476
	Kerzner International Ltd. (a)	600	41,250
	Landry’s Restaurants, Inc.	850	22,704
	Lone Star Steakhouse & Saloon, Inc.	1,140	27,064

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
	Marcus Corp.	530	12,455
	Marriott International, Inc., Class A	8,050	539,108
	McDonald’s Corp.	27,920	941,462
	Outback Steakhouse, Inc.	1,200	49,932
	P.F. Chang’s China Bistro, Inc. (a)	310	15,385
	RARE Hospitality International, Inc. (a)	1,400	42,546
	Ruby Tuesday, Inc.	397	10,278
	Scientific Games Corp., Class A (a)	2,760	75,293
	Starbucks Corp. (a)	14,860	445,949
	Starwood Hotels & Resorts Worldwide, Inc.	18,870	1,205,038
	Vail Resorts, Inc. (a)	510	16,845
	Wendy’s International, Inc.	930	51,392
	Yum! Brands, Inc.	2,240	105,011
	Hotels, Restaurants & Leisure Total		4,890,028
Household Durables – 0.3%
	American Greetings Corp., Class A	1,860	40,864
	Centex Corp.	400	28,596
	CSS Industries, Inc.	530	16,287
	D.R. Horton, Inc.	1,316	47,021
	Daiwa House Industry Co., Ltd.	13,000	203,265
	Fortune Brands, Inc.	780	60,856
	Kimball International, Inc., Class B	1,140	12,118
	Matsushita Electric Industrial Co., Ltd.	15,000	289,354
	Sharp Corp.	7,000	106,482
	Sony Corp.	4,200	171,654
	Yankee Candle Co., Inc.	425	10,880
	Household Durables Total		987,377
Internet & Catalog Retail – 0.4%
	Blue Nile, Inc. (a)	970	39,101
	Coldwater Creek, Inc. (a)	1,560	47,627
	eBay, Inc. (a)	30,340	1,312,205
	NetFlix, Inc. (a)	4,040	109,322
	Internet & Catalog Retail Total		1,508,255
Leisure Equipment & Products – 0.1%
	Fuji Photo Film Co., Ltd.	3,200	105,821
	Marvel Entertainment, Inc. (a)	3,200	52,416
	SCP Pool Corp.	1,520	56,574

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Leisure Equipment & Products – (continued)
	Sega Sammy Holdings, Inc.	4,000	133,972
	Leisure Equipment & Products Total		348,783
Media – 0.6%
	4Kids Entertainment, Inc. (a)	1,010	15,847
	British Sky Broadcasting Group PLC	22,500	192,201
	Cablevision Systems Corp. (a)	2,240	52,573
	Catalina Marketing Corp.	960	24,336
	Dow Jones & Co., Inc.	2,200	78,078
	Getty Images, Inc. (a)	5,520	492,770
	Gray Television, Inc.	1,470	14,435
	Grupo Televisa SA, ADR	1,080	86,940
	Journal Communications, Inc., Class A	930	12,974
	Lamar Advertising Co., Class A (a)	930	42,910
	Lions Gate Entertainment Corp. (a)	633	4,861
	Media General, Inc., Class A	150	7,605
	Pearson PLC	12,820	151,641
	R.H. Donnelley Corp. (a)	340	20,951
	Radio One, Inc., Class D (a)	1,758	18,195
	Reader’s Digest Association, Inc.	700	10,654
	Scholastic Corp. (a)	350	9,979
	Valassis Communications, Inc. (a)	770	22,384
	Viacom, Inc., Class A (a)	9,716	318,296
	Vivendi Universal SA	14,500	454,227
	XM Satellite Radio Holdings, Inc., Class A (a)	5,860	159,861
	Media Total		2,191,718
Multiline Retail – 0.8%
	Dollar General Corp.	3,400	64,838
	Federated Department Stores, Inc.	16,490	1,093,782
	J.C. Penney Co., Inc.	23,819	1,324,336
	Target Corp.	12,710	698,669
	Multiline Retail Total		3,181,625
Specialty Retail – 2.1%
	Abercrombie & Fitch Co., Class A	2,100	136,878
	Best Buy Co., Inc.	5,985	260,228
	Charlotte Russe Holding, Inc. (a)	790	16,456
	Chico’s FAS, Inc. (a)	15,940	700,244
	Children’s Place Retail Stores, Inc. (a)	1,430	70,671
	Finish Line, Inc., Class A	1,980	34,492
	GameStop Corp., Class A (a)	4,740	150,827
	Home Depot, Inc.	24,660	998,237

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	HOT Topic, Inc. (a)	2,330	33,202
	Jarden Corp. (a)	184	5,548
	Lowe’s Companies, Inc.	19,175	1,278,205
	Monro Muffler, Inc. (a)	870	26,378
	Movie Gallery, Inc.	780	4,376
	Office Depot, Inc. (a)	59,940	1,882,116
	Pacific Sunwear of California, Inc. (a)	2,070	51,584
	PETsMART, Inc.	2,300	59,018
	Pier 1 Imports, Inc.	840	7,333
	Sherwin-Williams Co.	1,500	68,130
	Staples, Inc.	27,100	615,441
	Tiffany & Co.	27,900	1,068,291
	TJX Companies, Inc.	3,500	81,305
	Tuesday Morning Corp.	594	12,426
	Urban Outfitters, Inc. (a)	3,762	95,216
	Yamada Denki Co., Ltd.	2,100	262,823
	Zale Corp. (a)	580	14,587
	Specialty Retail Total		7,934,012
Textiles, Apparel & Luxury Goods – 0.5%
	Carter’s, Inc. (a)	622	36,605
	Coach, Inc. (a)	33,985	1,133,060
	Delta Apparel, Inc.	640	9,952
	Hampshire Group Ltd. (a)	1,190	28,324
	Hartmarx Corp. (a)	1,400	10,934
	JOS. A. Bank Clothiers, Inc. (a)	1,270	55,131
	NIKE, Inc., Class B	5,310	460,855
	Stride Rite Corp.	1,050	14,238
	Wolverine World Wide, Inc.	2,710	60,866
	Textiles, Apparel & Luxury Goods Total		1,809,965
	CONSUMER DISCRETIONARY TOTAL		25,762,639
CONSUMER STAPLES – 4.7%
Beverages – 0.9%
	Diageo PLC	19,450	281,932
	Diageo PLC, ADR	20,951	1,221,443
	Fomento Economico Mexicano SA de CV, ADR	400	29,004
	Hansen Natural Corp. (a)	360	28,372
	Pepsi Bottling Group, Inc.	2,100	60,081

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	PepsiCo, Inc.	28,774	1,699,968
	Beverages Total		3,320,800
Food & Staples Retailing – 0.9%
	BJ’s Wholesale Club, Inc. (a)	460	13,598
	CVS Corp.	44,590	1,178,068
	FamilyMart Co., Ltd.	4,300	145,478
	Kroger Co. (a)	3,500	66,080
	SUPERVALU, Inc.	2,700	87,696
	United Natural Foods, Inc. (a)	90	2,376
	Wal-Mart Stores, Inc.	36,300	1,698,840
	Weis Markets, Inc.	1,030	44,331
	Whole Foods Market, Inc.	940	72,747
	Food & Staples Retailing Total		3,309,214
Food Products – 0.9%
	Cadbury Schweppes PLC, ADR	19,500	746,655
	Corn Products International, Inc.	2,600	62,114
	Dean Foods Co. (a)	2,100	79,086
	Delta & Pine Land Co.	79	1,818
	Flowers Foods, Inc.	1,304	35,938
	H.J. Heinz Co.	1,270	42,824
	J & J Snack Foods Corp.	284	16,872
	Kellogg Co.	19,210	830,256
	Lancaster Colony Corp.	310	11,486
	Lance, Inc.	830	15,463
	Maui Land & Pineapple Co., Inc. (a)	360	12,215
	Nestle SA, Registered Shares	2,974	889,450
	Royal Numico NV (a)	5,886	243,756
	Tyson Foods, Inc., Class A	6,510	111,321
	Unilever PLC	36,210	359,156
	Food Products Total		3,458,410
Household Products – 1.3%
	Colgate-Palmolive Co.	17,930	983,461
	Kao Corp.	8,000	214,355
	Kimberly-Clark Corp.	12,292	733,218
	Procter & Gamble Co.	47,772	2,765,043
	Reckitt Benckiser PLC	6,583	217,460
	Household Products Total		4,913,537
Personal Products – 0.0%
	Alberto-Culver Co.	900	41,175
	Estee Lauder Companies, Inc., Class A	860	28,793

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – (continued)
	Nu Skin Enterprises, Inc., Class A	2,070	36,390
	Personal Products Total		106,358
Tobacco – 0.7%
	Altria Group, Inc.	23,626	1,765,335
	British American Tobacco PLC	16,759	374,840
	Imperial Tobacco Group PLC	8,897	265,888
	Japan Tobacco, Inc.	13	189,596
	UST, Inc.	1,560	63,695
	Tobacco Total		2,659,354
	CONSUMER STAPLES TOTAL		17,767,673
ENERGY – 5.5%
Energy Equipment & Services – 1.1%
	Atwood Oceanics, Inc. (a)	460	35,894
	BJ Services Co.	1,670	61,239
	CAL Dive International, Inc. (a)	1,740	62,449
	Diamond Offshore Drilling, Inc.	890	61,908
	Dresser-Rand Group, Inc. (a)	2,103	50,850
	Energy Conversion Devices, Inc. (a)	580	23,635
	FMC Technologies, Inc. (a)	2,400	103,008
	Grant Prideco, Inc. (a)	1,420	62,650
	Grey Wolf, Inc. (a)	3,190	24,659
	Halliburton Co.	26,702	1,654,456
	Hydril (a)	600	37,560
	Lone Star Technologies, Inc. (a)	200	10,332
	Lufkin Industries, Inc.	830	41,392
	Maverick Tube Corp. (a)	400	15,944
	Nabors Industries Ltd. (a)	3,740	283,305
	National-Oilwell Varco, Inc. (a)	7,890	494,703
	Noble Corp.	550	38,797
	NS Group, Inc. (a)	260	10,871
	Saipem S.p.A.	15,000	246,133
	Schlumberger Ltd.	5,724	556,087
	Smith International, Inc.	2,700	100,197
	Stolt Offshore S.A. (a)	9,400	109,330
	Superior Well Services, Inc. (a)	240	5,702
	Technip SA, ADR	700	42,546
	Tetra Technologies, Inc. (a)	731	22,310
	Trico Marine Services, Inc. (a)	801	20,826

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Energy Equipment & Services – (continued)
	Weatherford International Ltd. (a)	1,600	57,920
	Energy Equipment & Services Total		4,234,703
Oil, Gas & Consumable Fuels – 4.4%
	Alpha Natural Resources, Inc. (a)	760	14,600
	Amerada Hess Corp.	325	41,217
	Anadarko Petroleum Corp.	11,000	1,042,250
	BG Group PLC	23,652	233,783
	Bill Barrett Corp. (a)	261	10,077
	Bois d’Arc Energy, Inc. (a)	750	11,895
	BP PLC, ADR	11,682	750,218
	Cabot Oil & Gas Corp.	230	10,373
	Cheniere Energy, Inc. (a)	410	15,260
	Chesapeake Energy Corp.	1,520	48,230
	Chevron Corp.	12,197	692,424
	CNOOC Ltd.	192,000	127,527
	Comstock Resources, Inc. (a)	330	10,068
	ConocoPhillips	26,138	1,520,709
	CONSOL Energy, Inc.	4,030	262,675
	Denbury Resources, Inc. (a)	1,730	39,409
	EnCana Corp.	4,300	194,424
	Encore Acquisition Co. (a)	470	15,059
	ENI S.p.A.	15,813	438,633
	EOG Resources, Inc.	19,980	1,465,933
	Exxon Mobil Corp.	59,075	3,318,243
	Foundation Coal Holdings, Inc.	820	31,160
	Frontier Oil Corp.	440	16,513
	Harvest Natural Resources, Inc. (a)	1,480	13,142
	Holly Corp.	340	20,016
	InterOil Corp. (a)	430	11,524
	LUKOIL, ADR	1,600	94,400
	Marathon Oil Corp.	9,613	586,105
	Massey Energy Co.	2,130	80,663
	Murphy Oil Corp.	600	32,394
	Occidental Petroleum Corp.	14,500	1,158,260
	OMV AG	2,600	151,564
	Peabody Energy Corp.	2,016	166,159
	Range Resources Corp.	1,560	41,090
	Remington Oil & Gas Corp. (a)	490	17,885
	Royal Dutch Shell PLC, Class A	3,846	117,188
	Royal Dutch Shell PLC, Class B	14,768	472,087

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Southwestern Energy Co. (a)	3,560	127,946
	St. Mary Land & Exploration Co.	430	15,828
	Statoil ASA	6,400	146,978
	Superior Energy Services, Inc. (a)	3,060	64,413
	Teekay Shipping Corp.	2,350	93,765
	Tesoro Corp.	870	53,549
	Todco, Class A	1,120	42,627
	Total SA	2,310	580,326
	Western Gas Resources, Inc.	860	40,497
	Williams Companies, Inc.	47,700	1,105,209
	XTO Energy, Inc.	22,570	991,726
	Oil, Gas & Consumable Fuels Total		16,536,021
	ENERGY TOTAL		20,770,724
FINANCIALS – 14.1%
Capital Markets – 2.8%
	Affiliated Managers Group, Inc. (a)	2,710	217,478
	Bank of New York Co., Inc.	33,692	1,073,090
	Bear Stearns Companies, Inc.	600	69,318
	Credit Suisse Group, Registered Shares	7,500	382,406
	Deutsche Bank AG	2,000	193,740
	Deutsche Bank AG, Registered Shares	5,020	486,746
	E*TRADE Financial Corp. (a)	3,840	80,102
	Franklin Resources, Inc.	12,911	1,213,763
	Goldman Sachs Group, Inc.	6,004	766,771
	Lazard Ltd., Class A	3,730	118,987
	Legg Mason, Inc.	640	76,602
	Lehman Brothers Holdings, Inc.	3,500	448,595
	Merrill Lynch & Co., Inc.	38,332	2,596,226
	Morgan Stanley	11,313	641,900
	Nomura Holdings, Inc.	22,100	423,504
	Nuveen Investments, Class A	10,100	430,462
	Piper Jaffray Companies, Inc. (a)	490	19,796
	State Street Corp.	13,040	722,938
	T. Rowe Price Group, Inc.	1,280	92,198
	UBS AG, Registered Shares	4,000	380,807
	Capital Markets Total		10,435,429

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 4.8%
	Australia & New Zealand Banking Group Ltd.	18,300	321,307
	BancFirst Corp.	188	14,852
	Banco Bilbao Vizcaya Argentaria SA	34,500	615,936
	Banco Santander Central Hispano SA	29,500	389,414
	BancorpSouth, Inc.	1,030	22,732
	BancTrust Financial Group, Inc.	748	15,035
	Bank of Granite Corp.	815	15,102
	Bank of Hawaii Corp.	1,700	87,618
	Barclays PLC	55,497	583,399
	BNP Paribas SA	7,119	576,066
	Boston Private Financial Holdings, Inc.	2,380	72,400
	Bryn Mawr Bank Corp.	877	18,820
	Capitol Bancorp Ltd.	843	31,562
	Chemical Financial Corp.	840	26,678
	Chittenden Corp.	1,021	28,394
	Citizens Banking Corp.	450	12,488
	City Holding Co.	420	15,099
	City National Corp.	1,750	126,770
	Columbia Banking System, Inc.	670	19,129
	Commerzbank AG	6,370	196,228
	Community Trust Bancorp, Inc.	660	20,295
	Corus Bankshares, Inc.	500	28,135
	Cullen/Frost Bankers, Inc.	2,100	112,728
	DNB NOR ASA	8,200	87,476
	East West Bancorp, Inc.	2,410	87,941
	Fidelity Bankshares, Inc.	1,040	34,008
	First Citizens BancShares, Inc., Class A	120	20,930
	First Financial Bankshares, Inc.	555	19,458
	First Financial Corp.	620	16,740
	ForeningsSparbanken AB	6,200	168,960
	Greater Bay Bancorp	697	17,857
	Hancock Holding Co.	450	17,015
	HBOS PLC	31,815	543,546
	HSBC Holdings PLC	42,800	687,037
	Marshall & Ilsley Corp.	22,808	981,656
	Mercantile Bankshares Corp.	1,300	73,372
	Merchants Bancshares, Inc.	620	14,906
	Mid-State Bancshares	1,080	28,890
	Mitsubishi UFJ Financial Group, Inc.	41	556,239

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Mitsubishi UFJ Financial Group, Inc., ADR	37,100	507,899
	Mizuho Financial Group, Inc.	67	531,751
	National Bank of Greece SA	6,305	268,274
	North Fork Bancorporation, Inc.	10,554	288,757
	Northrim BanCorp, Inc.	560	13,132
	PNC Financial Services Group, Inc.	13,646	843,732
	Prosperity Bancshares, Inc.	1,110	31,901
	Signature Bank (a)	112	3,144
	Societe Generale	4,253	523,150
	South Financial Group, Inc.	266	7,326
	Sterling Bancshares, Inc.	1,648	25,445
	Sumitomo Mitsui Financial Group, Inc.	29	307,373
	Sumitomo Trust & Banking Co., Ltd.	21,000	214,567
	SunTrust Banks, Inc.	4,900	356,524
	Texas Capital Bancshares, Inc. (a)	1,650	36,976
	TriCo Bancshares	1,099	25,706
	TrustCo Bank Corp. NY	1,390	17,264
	U.S. Bancorp	54,839	1,639,138
	UMB Financial Corp.	490	31,316
	UnionBanCal Corp.	4,100	281,752
	United Overseas Bank Ltd.	24,000	210,748
	Wachovia Corp.	30,278	1,600,495
	Wells Fargo & Co.	41,333	2,596,952
	Westamerica Bancorporation	560	29,719
	Westpac Banking Corp.	16,200	270,184
	Whitney Holding Corp.	2,520	69,451
	Zions Bancorporation	11,160	843,250
	Commercial Banks Total		18,282,144
Consumer Finance – 0.2%
	Advance America Cash Advance Centers, Inc.	1,716	21,278
	Aiful Corp.	2,100	175,393
	Cash America International, Inc.	1,410	32,698
	Nelnet, Inc., Class A (a)	810	32,951
	ORIX Corp.	900	229,321
	Takefuji Corp.	1,700	115,462
	World Acceptance Corp. (a)	1,347	38,390
	Consumer Finance Total		645,493

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – 1.5%
	Calamos Asset Management, Inc.	19	598
	Chicago Mercantile Exchange	248	91,138
	CIT Group, Inc.	11,000	569,580
	Citigroup, Inc.	61,731	2,995,805
	Fortis	7,380	235,467
	ING Groep NV	11,520	399,609
	Jackson Hewitt Tax Service, Inc.	1,280	35,469
	JPMorgan Chase & Co.	35,503	1,409,114
	Suncorp-Metway Ltd.	8,100	119,059
	Diversified Financial Services Total		5,855,839
Insurance – 3.6%
	ACE Ltd.	14,100	753,504
	Allianz AG, Registered Shares	3,264	494,392
	Allstate Corp.	14,330	774,823
	Ambac Financial Group, Inc.	12,575	969,029
	American International Group, Inc.	53,855	3,674,527
	AmerUs Group Co.	420	23,801
	Argonaut Group, Inc. (a)	606	19,859
	Aviva PLC	29,700	360,247
	AXA	14,800	477,642
	Baldwin & Lyons, Inc., Class B	739	17,958
	CNA Surety Corp. (a)	1,400	20,398
	Commerce Group, Inc.	220	12,602
	Delphi Financial Group, Inc., Class A	690	31,747
	Endurance Specialty Holdings Ltd.	2,200	78,870
	Genworth Financial, Inc., Class A	25,600	885,248
	Harleysville Group, Inc.	877	23,240
	Hartford Financial Services Group, Inc.	11,152	957,845
	Horace Mann Educators Corp.	1,021	19,358
	KMG America Corp. (a)	410	3,764
	Lincoln National Corp.	1,600	84,848
	Loews Corp.	900	85,365
	Mitsui Sumitomo Insurance Co., Ltd.	20,000	244,711
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,200	162,497
	National Western Life Insurance Co., Class A (a)	5	1,035
	Navigators Group, Inc. (a)	974	42,476
	Old Republic International Corp.	2,550	66,963
	Phoenix Companies, Inc.	1,930	26,325
	ProCentury Corp.	1,642	17,652

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	QBE Insurance Group Ltd.	14,900	214,095
	Quanta Capital Holdings Ltd. (a)	1,980	10,098
	RLI Corp.	496	24,736
	Sampo Oyj, Class A	22,100	385,137
	Selective Insurance Group, Inc.	730	38,763
	St. Paul Travelers Companies, Inc.	17,900	799,593
	Storebrand ASA	18,000	155,349
	Tower Group, Inc.	1,590	34,948
	United America Indemnity Ltd., Class A (a)	1,210	22,216
	UnumProvident Corp.	20,354	463,053
	Willis Group Holdings Ltd.	1,300	48,022
	XL Capital Ltd., Class A	13,529	911,584
	Insurance Total		13,438,320
Real Estate – 0.9%
	Alexandria Real Estate Equities, Inc., REIT	240	19,320
	Archstone-Smith Trust, REIT	16,096	674,261
	AvalonBay Communities, Inc., REIT	6,736	601,188
	Bedford Property Investors, Inc., REIT	763	16,740
	BioMed Realty Trust, Inc., REIT	297	7,247
	Bluegreen Corp. (a)	1,961	30,984
	Boston Properties, Inc., REIT	900	66,717
	Brandywine Realty Trust, REIT	750	20,932
	CapitaLand Ltd.	125,000	258,623
	Cousins Properties, Inc., REIT	610	17,263
	EastGroup Properties, Inc., REIT	700	31,612
	Equity Office Properties Trust, REIT	2,400	72,792
	Equity One, Inc., REIT	910	21,039
	Franklin Street Properties Corp., REIT	1,004	21,034
	Getty Realty Corp., REIT	730	19,192
	Healthcare Realty Trust, Inc.	530	17,633
	Host Marriott Corp., REIT	5,500	104,225
	Kimco Realty Corp., REIT	19,122	613,434
	Lexington Corporate Properties Trust	689	14,676
	Mid-America Apartment Communities, Inc., REIT	770	37,345
	ProLogis Trust, REIT	2,200	102,784
	PS Business Parks, Inc., REIT	800	39,360
	Strategic Hotel Capital, Inc., REIT	1,146	23,585

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Sun Hung Kai Properties Ltd.	21,000	205,161
	Swire Pacific Ltd., Class A	35,000	313,723
	Universal Health Realty Income Trust, REIT	520	16,297
	Urstadt Biddle Properties, Inc., Class A, REIT	1,030	16,696
	Washington REIT	390	11,837
	Real Estate Total		3,395,700
Thrifts & Mortgage Finance – 0.3%
	Golden West Financial Corp.	15,300	1,009,800
	PMI Group, Inc.	2,300	94,461
	Sovereign Bancorp, Inc.	2,800	60,536
	Thrifts & Mortgage Finance Total		1,164,797
	FINANCIALS TOTAL		53,217,722
HEALTH CARE – 8.4%
Biotechnology – 0.9%
	Alkermes, Inc. (a)	1,070	20,458
	Amgen, Inc. (a)	19,680	1,551,965
	Amylin Pharmaceuticals, Inc. (a)	3,493	139,441
	Arena Pharmaceuticals, Inc. (a)	1,940	27,587
	Celgene Corp. (a)	570	36,936
	Charles River Laboratories International, Inc. (a)	1,000	42,370
	Cubist Pharmaceuticals, Inc. (a)	870	18,487
	CV Therapeutics, Inc. (a)	1,080	26,708
	Exelixis, Inc. (a)	2,480	23,362
	Genentech, Inc. (a)	6,300	582,750
	Illumina, Inc. (a)	2,810	39,621
	Invitrogen Corp. (a)	350	23,324
	MedImmune, Inc. (a)	1,660	58,133
	Myogen, Inc. (a)	780	23,525
	Nektar Therapeutics (a)	4,220	69,461
	Neurocrine Biosciences, Inc. (a)	1,190	74,649
	Protein Design Labs, Inc. (a)	16,400	466,088
	Vertex Pharmaceuticals, Inc. (a)	910	25,180
	Biotechnology Total		3,250,045
Health Care Equipment & Supplies – 1.9%
	Alcon, Inc.	1,780	230,688
	American Medical Systems Holdings, Inc. (a)	1,900	33,877
	Analogic Corp.	300	14,355
	Aspect Medical Systems, Inc. (a)	1,340	46,029

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Baxter International, Inc.	34,890	1,313,608
	Bio-Rad Laboratories, Inc., Class A (a)	370	24,213
	Biomet, Inc.	2,440	89,231
	DENTSPLY International, Inc.	830	44,563
	DJ Orthopedics, Inc. (a)	420	11,584
	Foxhollow Technologies, Inc. (a)	450	13,405
	Gen-Probe, Inc. (a)	1,900	92,701
	GN Store Nord A/S	19,000	248,731
	Greatbatch, Inc. (a)	574	14,930
	Haemonetics Corp. (a)	930	45,440
	Hologic, Inc. (a)	400	15,168
	Hospira, Inc. (a)	1,475	63,100
	Immucor, Inc. (a)	1,760	41,114
	Intuitive Surgical, Inc. (a)	290	34,008
	Invacare Corp.	580	18,264
	Kyphon, Inc. (a)	1,630	66,553
	Medtronic, Inc.	26,350	1,516,969
	Meridian Bioscience, Inc.	1,770	35,648
	Millipore Corp. (a)	800	52,832
	PerkinElmer, Inc.	18,500	435,860
	ResMed, Inc. (a)	2,016	77,233
	Respironics, Inc. (a)	710	26,320
	Somanetics Corp. (a)	930	29,760
	STERIS Corp.	1,440	36,029
	Sybron Dental Specialties, Inc. (a)	740	29,459
	Terumo Corp.	3,600	106,533
	Thermo Electron Corp. (a)	39,750	1,197,667
	Varian Medical Systems, Inc. (a)	22,120	1,113,521
	Varian, Inc. (a)	310	12,335
	Viasys Healthcare, Inc. (a)	500	12,850
	Vital Signs, Inc.	240	10,277
	Waters Corp. (a)	1,350	51,030
	Health Care Equipment & Supplies Total		7,205,885
Health Care Providers & Services – 1.8%
	Advisory Board Co. (a)	240	11,441
	Aetna, Inc.	17,310	1,632,506
	Allion Healthcare, Inc. (a)	901	10,497
	Apria Healthcare Group, Inc. (a)	278	6,702
	Caremark Rx, Inc. (a)	16,300	844,177

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Centene Corp. (a)	2,440	64,148
	Cerner Corp. (a)	740	67,273
	CIGNA Corp.	8,300	927,110
	Community Health Systems, Inc. (a)	3,000	115,020
	Coventry Health Care, Inc. (a)	2,560	145,817
	Cross Country Healthcare, Inc. (a)	1,330	23,647
	DaVita, Inc. (a)	2,420	122,549
	Genesis HealthCare Corp. (a)	680	24,834
	Gentiva Health Services, Inc. (a)	1,400	20,636
	Health Management Associates, Inc., Class A	1,930	42,383
	HealthExtras, Inc. (a)	1,237	31,049
	Henry Schein, Inc. (a)	1,130	49,313
	Hooper Holmes, Inc.	2,280	5,814
	Humana, Inc. (a)	1,920	104,314
	Kindred Healthcare, Inc. (a)	1,230	31,685
	Laboratory Corp. of America Holdings (a)	1,690	91,006
	LifePoint Hospitals, Inc. (a)	480	18,000
	Lincare Holdings, Inc. (a)	670	28,080
	Medco Health Solutions, Inc. (a)	870	48,546
	Owens & Minor, Inc.	620	17,069
	PAREXEL International Corp. (a)	1,120	22,691
	Pediatrix Medical Group, Inc. (a)	870	77,056
	PRA International (a)	720	20,268
	Psychiatric Solutions, Inc. (a)	425	24,964
	Quest Diagnostics, Inc.	940	48,391
	Res-Care, Inc. (a)	1,230	21,365
	Symbion, Inc. (a)	780	17,940
	United Surgical Partners International, Inc. (a)	1,960	63,014
	UnitedHealth Group, Inc.	30,570	1,899,620
	VCA Antech, Inc. (a)	4,311	121,570
	Health Care Providers & Services Total		6,800,495
Pharmaceuticals – 3.8%
	Allergan, Inc.	1,010	109,040
	Astellas Pharma, Inc.	3,100	120,914
	AstraZeneca PLC	10,077	490,477
	AstraZeneca PLC, ADR	16,700	811,620
	Eisai Co., Ltd.	4,000	167,889
	Endo Pharmaceuticals Holdings, Inc. (a)	2,199	66,542

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Forest Laboratories, Inc. (a)	1,100	44,748
	GlaxoSmithKline PLC	20,540	519,131
	GlaxoSmithKline PLC, ADR	8,218	414,845
	IVAX Corp. (a)	25,730	806,121
	Johnson & Johnson	30,440	1,829,444
	Medicis Pharmaceutical Corp., Class A	1,627	52,145
	MGI Pharma, Inc. (a)	703	12,063
	New River Pharmaceuticals, Inc. (a)	520	26,978
	Novartis AG, ADR	45,670	2,396,762
	Novartis AG, Registered Shares	8,197	430,732
	Par Pharmaceutical Companies, Inc. (a)	1,030	32,280
	Penwest Pharmaceuticals Co. (a)	1,305	25,474
	Pfizer, Inc.	43,933	1,024,517
	Roche Holding AG, Genusschein Shares	2,256	338,730
	Roche Holdings Ltd., ADR	11,400	853,290
	Salix Pharmaceuticals Ltd. (a)	1,310	23,030
	Sanofi-Aventis	5,005	438,481
	Sanofi-Aventis, ADR	18,500	812,150
	Shire Pharmaceuticals Group PLC, ADR	4,140	160,591
	Takeda Pharmaceutical Co., Ltd.	6,200	335,405
	Teva Pharmaceutical Industries Ltd., ADR	42,620	1,833,086
	Pharmaceuticals Total		14,176,485
	HEALTH CARE TOTAL		31,432,910
INDUSTRIALS – 7.4%
Aerospace & Defense – 1.3%
	AAR Corp. (a)	1,280	30,656
	Armor Holdings, Inc. (a)	1,250	53,313
	BE Aerospace, Inc. (a)	960	21,120
	DRS Technologies, Inc.	220	11,312
	Esterline Technologies Corp. (a)	880	32,727
	General Dynamics Corp.	7,064	805,649
	Goodrich Corp.	23,700	974,070
	Kaman Corp., Class A	540	10,633
	L-3 Communications Holdings, Inc.	1,110	82,528
	Moog, Inc., Class A (a)	300	8,514

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
	Northrop Grumman Corp.	1,200	72,132
	Precision Castparts Corp.	1,050	54,401
	Rockwell Collins, Inc.	2,370	110,134
	Singapore Technologies Engineering Ltd.	98,000	168,574
	Teledyne Technologies, Inc. (a)	830	24,153
	United Technologies Corp.	41,780	2,335,920
	Aerospace & Defense Total		4,795,836
Air Freight & Logistics – 0.1%
	C.H. Robinson Worldwide, Inc.	2,590	95,908
	Deutsche Post AG, Registered Shares	5,400	130,930
	HUB Group, Inc., Class A (a)	1,841	65,079
	Ryder System, Inc.	410	16,818
	UTI Worldwide, Inc.	1,481	137,496
	Air Freight & Logistics Total		446,231
Airlines – 0.1%
	AirTran Holdings, Inc. (a)	2,480	39,754
	JetBlue Airways Corp. (a)	855	13,150
	MAIR Holdings, Inc. (a)	401	1,889
	Republic Airways Holdings, Inc. (a)	750	11,400
	Skywest, Inc.	960	25,786
	Southwest Airlines Co.	4,360	71,635
	Airlines Total		163,614
Building Products – 0.2%
	American Standard Companies, Inc.	16,800	671,160
	Lennox International, Inc.	600	16,920
	NCI Building Systems, Inc. (a)	800	33,984
	Nippon Sheet Glass Co., Ltd.	32,000	139,738
	Building Products Total		861,802
Commercial Services & Supplies – 0.4%
	ABM Industries, Inc.	960	18,768
	ARAMARK Corp., Class B	1,700	47,226
	Avery Dennison Corp.	825	45,598
	Casella Waste Systems, Inc., Class A (a)	2,010	25,708
	CBIZ, Inc. (a)	1,210	7,284
	ChoicePoint, Inc. (a)	2,500	111,275
	Cintas Corp.	1,030	42,415
	Consolidated Graphics, Inc. (a)	900	42,606
	Corporate Executive Board Co.	2,030	182,091

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	CoStar Group, Inc. (a)	247	10,663
	Healthcare Services Group, Inc.	1,122	23,237
	Korn/Ferry International (a)	3,269	61,098
	Labor Ready, Inc. (a)	1,695	35,290
	Manpower, Inc.	1,000	46,500
	Nam Tai Electronics, Inc.	420	9,450
	NCO Group, Inc. (a)	840	14,213
	Pitney Bowes, Inc.	1,100	46,475
	Randstad Holding NV	3,500	152,030
	Resources Connection, Inc. (a)	1,010	26,321
	Robert Half International, Inc.	4,120	156,107
	Securitas AB, Class B	6,800	112,984
	Senomyx, Inc. (a)	1,379	16,713
	Sourcecorp, Inc. (a)	610	14,628
	TeleTech Holdings, Inc. (a)	1,890	22,774
	United Stationers, Inc. (a)	430	20,855
	Waste Connections, Inc. (a)	1,670	57,548
	Commercial Services & Supplies Total		1,349,857
Construction & Engineering – 0.4%
	EMCOR Group, Inc. (a)	300	20,259
	Fluor Corp.	600	46,356
	Foster Wheeler Ltd. (a)	11,900	437,682
	Jacobs Engineering Group, Inc. (a)	1,490	101,126
	KHD Humboldt Wedag International Ltd. (a)	1,860	41,199
	Shimizu Corp.	45,000	330,818
	Vinci SA	3,620	311,357
	Washington Group International, Inc.	580	30,723
	Construction & Engineering Total		1,319,520
Electrical Equipment – 0.8%
	ABB Ltd. (a)	24,400	236,749
	Cooper Industries Ltd., Class A	900	65,700
	Emerson Electric Co.	11,100	829,170
	Evergreen Solar, Inc. (a)	1,860	19,809
	Genlyte Group, Inc. (a)	690	36,963
	Mitsubishi Electric Corp.	48,000	339,848
	Rockwell Automation, Inc.	22,960	1,358,314
	Roper Industries, Inc.	620	24,496

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – (continued)
	Shanghai Electric Group Co., Ltd., Class H (a)	490,000	167,470
	Woodward Governor Co.	340	29,243
	Electrical Equipment Total		3,107,762
Industrial Conglomerates – 1.7%
	General Electric Co.	137,087	4,804,899
	Hutchison Whampoa Ltd.	22,000	209,682
	SembCorp Industries Ltd.	79,900	131,673
	Siemens AG, Registered Shares	2,187	187,457
	Smiths Group PLC	13,533	243,546
	Textron, Inc.	11,800	908,364
	Walter Industries, Inc.	280	13,922
	Industrial Conglomerates Total		6,499,543
Machinery – 1.6%
	Actuant Corp., Class A	390	21,762
	Atlas Copco AB, Class B	15,300	305,249
	Briggs & Stratton Corp.	320	12,413
	Bucyrus International, Inc., Class A	370	19,499
	Caterpillar, Inc.	30,300	1,750,431
	Dover Corp.	1,900	76,931
	Eaton Corp.	10,445	700,755
	EnPro Industries, Inc. (a)	970	26,141
	ESCO Technologies, Inc. (a)	151	6,718
	Harsco Corp.	1,490	100,590
	Ingersoll-Rand Co., Ltd., Class A	20,000	807,400
	ITT Industries, Inc.	9,780	1,005,580
	JLG Industries, Inc.	650	29,679
	Joy Global, Inc.	3,520	140,800
	Kadant, Inc. (a)	417	7,714
	Kennametal, Inc.	1,200	61,248
	Komatsu Ltd.	24,000	397,032
	Manitowoc Co., Inc.	430	21,595
	Parker Hannifin Corp.	1,100	72,556
	Terex Corp. (a)	1,900	112,860
	THK Co., Ltd.	3,800	99,241
	Wabtec Corp.	2,840	76,396
	Machinery Total		5,852,590
Marine – 0.0%
	Kawasaki Kisen Kaisha Ltd.	25,000	156,866
	Marine Total		156,866

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 0.7%
	Burlington Northern Santa Fe Corp.	18,800	1,331,416
	Canadian National Railway Co.	8,800	703,912
	Canadian Pacific Railway Ltd.	3,000	125,708
	ComfortDelGro Corp., Ltd.	116,000	111,629
	Dollar Thrifty Automotive Group, Inc. (a)	300	10,821
	East Japan Railway Co.	37	254,437
	Florida East Coast Industries, Inc.	46	1,949
	Landstar System, Inc.	1,610	67,201
	Norfolk Southern Corp.	1,525	68,366
	Swift Transportation Co., Inc. (a)	366	7,430
	Werner Enterprises, Inc.	1,910	37,627
	Road & Rail Total		2,720,496
Trading Companies & Distributors – 0.1%
	Hughes Supply, Inc.	480	17,208
	Mitsubishi Corp.	17,400	385,076
	United Rentals, Inc. (a)	2,100	49,119
	Watsco, Inc.	1,060	63,399
	Trading Companies & Distributors Total		514,802
	INDUSTRIALS TOTAL		27,788,919
INFORMATION TECHNOLOGY – 9.2%
Communications Equipment – 1.1%
	ADTRAN, Inc.	820	24,387
	Anaren, Inc. (a)	1,640	25,633
	Atheros Communications, Inc. (a)	1,975	25,675
	AudioCodes Ltd. (a)	2,730	30,303
	Avocent Corp. (a)	930	25,287
	Belden CDT, Inc.	590	14,414
	Black Box Corp.	370	17,531
	Cisco Systems, Inc. (a)	34,045	582,850
	Comverse Technology, Inc. (a)	4,650	123,644
	Corning, Inc. (a)	18,960	372,754
	Dycom Industries, Inc. (a)	1,160	25,520
	Emulex Corp. (a)	480	9,499
	F5 Networks, Inc. (a)	1,080	61,765
	Harris Corp.	790	33,978
	Juniper Networks, Inc. (a)	9,180	204,714
	Motorola, Inc.	53,960	1,218,956

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	NICE Systems Ltd., ADR (a)	720	34,675
	Nokia Oyj	13,150	240,530
	Packeteer, Inc. (a)	2,130	16,550
	Plantronics, Inc.	450	12,735
	QUALCOMM, Inc.	21,230	914,588
	Telefonaktiebolaget LM Ericsson, ADR	8,300	285,520
	Tollgrade Communications, Inc. (a)	970	10,602
	Communications Equipment Total		4,312,110
Computers & Peripherals – 1.7%
	Apple Computer, Inc. (a)	10,390	746,937
	Dell, Inc. (a)	5,500	164,945
	Electronics for Imaging, Inc. (a)	950	25,279
	EMC Corp. (a)	74,520	1,014,962
	FUJITSU Ltd.	22,000	167,516
	Hewlett-Packard Co.	48,920	1,400,580
	Hutchinson Technology, Inc. (a)	510	14,510
	Imation Corp.	480	22,114
	Intergraph Corp. (a)	360	17,932
	International Business Machines Corp.	28,646	2,354,701
	M-Systems Flash Disk Pioneers Ltd. (a)	810	26,827
	Neoware Systems, Inc. (a)	965	22,484
	SanDisk Corp. (a)	920	57,794
	Stratasys, Inc. (a)	860	21,509
	Toshiba Corp.	33,000	196,990
	Computers & Peripherals Total		6,255,080
Electronic Equipment & Instruments – 0.5%
	Agilent Technologies, Inc. (a)	13,000	432,770
	Agilysys, Inc.	750	13,665
	Anixter International, Inc.	1,810	70,807
	Arrow Electronics, Inc. (a)	2,700	86,481
	Benchmark Electronics, Inc. (a)	760	25,559
	Brightpoint, Inc. (a)	1,765	48,943
	Daktronics, Inc.	1,610	47,608
	Global Imaging Systems, Inc. (a)	1,149	39,790
	Hoya Corp.	6,400	230,093
	Ingram Micro, Inc., Class A (a)	3,000	59,790
	Itron, Inc. (a)	1,440	57,658
	Mettler-Toledo International, Inc. (a)	1,400	77,280
	MTS Systems Corp.	680	23,555
	Murata Manufacturing Co., Ltd.	3,500	224,361

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	Omron Corp.	6,500	149,913
	Plexus Corp. (a)	2,760	62,762
	Tektronix, Inc.	1,900	53,599
	Trimble Navigation Ltd. (a)	1,890	67,076
	TTM Technologies, Inc. (a)	2,900	27,260
	Vishay Intertechnology, Inc. (a)	2,030	27,933
	Electronic Equipment & Instruments Total		1,826,903
Internet Software & Services – 1.2%
	Akamai Technologies, Inc. (a)	21,100	420,523
	aQuantive, Inc. (a)	1,370	34,579
	CNET Networks, Inc. (a)	1,410	20,713
	Digital River, Inc. (a)	730	21,710
	Digitas, Inc. (a)	4,580	57,342
	EarthLink, Inc. (a)	1,684	18,709
	Equinix, Inc. (a)	190	7,744
	Google, Inc., Class A (a)	5,100	2,115,786
	Keynote Systems, Inc. (a)	445	5,718
	Openwave Systems, Inc. (a)	770	13,452
	Secure Computing Corp. (a)	3,110	38,129
	ValueClick, Inc. (a)	1,540	27,889
	VeriSign, Inc. (a)	3,120	68,391
	Yahoo!, Inc. (a)	42,540	1,666,717
	Internet Software & Services Total		4,517,402
IT Services – 0.2%
	Acxiom Corp.	1,350	31,050
	Affiliated Computer Services, Inc., Class A (a)	830	49,119
	Alliance Data Systems Corp. (a)	2,920	103,952
	Anteon International Corp. (a)	1,030	55,981
	Cognizant Technology Solutions Corp., Class A (a)	2,420	121,847
	Euronet Worldwide, Inc. (a)	970	26,966
	Fiserv, Inc. (a)	1,020	44,135
	Global Payments, Inc.	1,810	84,364
	MAXIMUS, Inc.	410	15,043
	MPS Group, Inc. (a)	7,541	103,086
	MTC Technologies, Inc. (a)	640	17,523
	Paychex, Inc.	2,240	85,389

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – (continued)
	TALX Corp.	310	14,170
	IT Services Total		752,625
Office Electronics – 0.1%
	Canon, Inc.	4,900	286,683
	Office Electronics Total		286,683
Semiconductors & Semiconductor Equipment – 2.2%
	Advanced Energy Industries, Inc. (a)	840	9,937
	Advanced Micro Devices, Inc. (a)	1,510	46,206
	Advantest Corp.	1,400	141,146
	ASML Holding NV (a)	9,900	198,078
	Asyst Technologies, Inc. (a)	206	1,178
	ATI Technologies, Inc. (a)	2,200	37,378
	ATMI, Inc. (a)	620	17,341
	Broadcom Corp., Class A (a)	23,690	1,116,984
	Brooks Automation, Inc. (a)	760	9,523
	Cymer, Inc. (a)	1,500	53,265
	Cypress Semiconductor Corp. (a)	1,900	27,075
	Entegris, Inc. (a)	3,287	30,964
	Exar Corp. (a)	1,150	14,398
	Fairchild Semiconductor International, Inc. (a)	2,530	42,782
	Intel Corp.	78,897	1,969,269
	Intersil Corp., Class A	2,180	54,238
	KLA-Tencor Corp.	900	44,397
	Lam Research Corp. (a)	29,500	1,052,560
	Marvell Technology Group Ltd. (a)	2,700	151,443
	MEMC Electronic Materials, Inc. (a)	33,630	745,577
	Microchip Technology, Inc.	17,690	568,734
	Microsemi Corp. (a)	2,374	65,665
	National Semiconductor Corp.	9,950	258,501
	NVIDIA Corp. (a)	1,380	50,453
	Samsung Electronics Co., Ltd., GDR (b)	876	288,642
	Sigmatel, Inc. (a)	480	6,288
	Silicon Laboratories, Inc. (a)	1,040	38,126
	SiRF Technology Holdings, Inc. (a)	1,710	50,958
	Standard Microsystems Corp. (a)	1,030	29,551
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	59,229	586,959
	Tessera Technologies, Inc. (a)	1,670	43,170
	Texas Instruments, Inc.	20,550	659,039

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Varian Semiconductor Equipment Associates, Inc. (a)	1,310	57,548
	Virage Logic Corp. (a)	3,190	31,517
	Semiconductors & Semiconductor Equipment Total		8,498,890
Software – 2.2%
	Activision, Inc. (a)	2,333	32,055
	Amdocs Ltd. (a)	2,100	57,750
	American Reprographics Co. (a)	776	19,718
	ANSYS, Inc. (a)	1,130	48,240
	Autodesk, Inc.	11,739	504,190
	Cadence Design Systems, Inc. (a)	1,500	25,380
	Captaris, Inc. (a)	2,370	8,745
	Check Point Software Technologies Ltd. (a)	2,810	56,481
	Citrix Systems, Inc. (a)	3,550	102,169
	Cognos, Inc. (a)	5,700	197,847
	Electronic Arts, Inc. (a)	400	20,924
	Epicor Software Corp. (a)	2,100	29,673
	Hyperion Solutions Corp. (a)	3,443	123,328
	Internet Security Systems, Inc. (a)	1,090	22,835
	Kronos, Inc. (a)	560	23,442
	Lawson Software, Inc. (a)	2,810	20,654
	Macrovision Corp. (a)	580	9,703
	McAfee, Inc. (a)	23,400	634,842
	Mercury Interactive Corp. (a)	1,610	44,742
	Micros Systems, Inc. (a)	350	16,912
	Microsoft Corp.	133,480	3,490,502
	MicroStrategy, Inc., Class A (a)	140	11,584
	MSC.Software Corp. (a)	1,510	25,670
	NAVTEQ (a)	13,559	594,833
	Open Solutions, Inc. (a)	1,470	33,692
	Oracle Corp. (a)	34,090	416,239
	Parametric Technology Corp. (a)	3,470	21,167
	Phoenix Technologies Ltd. (a)	1,630	10,204
	PLATO Learning, Inc. (a)	990	7,861
	Progress Software Corp. (a)	1,980	56,192
	Quest Software, Inc. (a)	2,330	33,995
	RSA Security, Inc. (a)	1,330	14,936
	Sage Group PLC	37,000	164,239

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	SAP AG	1,207	218,861
	SAP AG, ADR	25,910	1,167,764
	SeaChange International, Inc. (a)	480	3,792
	Sybase, Inc. (a)	970	21,204
	Synopsys, Inc. (a)	1,100	22,066
	Transaction Systems Architects, Inc., Class A (a)	1,130	32,533
	Software Total		8,346,964
	INFORMATION TECHNOLOGY TOTAL		34,796,657
MATERIALS – 3.0%
Chemicals – 2.1%
	Air Products & Chemicals, Inc.	19,585	1,159,236
	Airgas, Inc.	1,040	34,216
	Ashland, Inc.	700	40,530
	BASF AG	7,778	595,874
	Bayer AG	6,900	288,281
	Celanese Corp., Series A	3,400	65,008
	Cytec Industries, Inc.	1,640	78,113
	E.I. du Pont de Nemours & Co.	10,800	459,000
	Eastman Chemical Co.	800	41,272
	Ecolab, Inc.	1,420	51,504
	Engelhard Corp.	1,900	57,285
	H.B. Fuller Co.	800	25,656
	Lubrizol Corp.	2,100	91,203
	Minerals Technologies, Inc.	410	22,915
	Monsanto Co.	9,770	757,468
	Nalco Holding Co. (a)	2,900	51,359
	Potash Corp. of Saskatchewan, Inc.	2,210	177,286
	PPG Industries, Inc.	5,577	322,908
	Praxair, Inc.	25,500	1,350,480
	Rohm and Haas Co.	14,100	682,722
	Schulman (A.), Inc.	1,070	23,027
	Sensient Technologies Corp.	690	12,351
	Shin-Etsu Chemical Co., Ltd.	5,000	265,824
	Stepan Co.	580	15,596
	Sumitomo Chemical Co., Ltd.	47,000	322,805
	Symyx Technologies, Inc. (a)	2,170	59,219
	Syngenta AG (a)	2,156	268,259
	Teijin Ltd.	37,000	234,985
	Yara International ASA	14,500	211,078
	Chemicals Total		7,765,460

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Construction Materials – 0.1%
	Cemex SA de CV, ADR	1,160	68,823
	Eagle Materials, Inc.	1,040	127,254
	Martin Marietta Materials, Inc.	625	47,950
	Construction Materials Total		244,027
Containers & Packaging – 0.2%
	AptarGroup, Inc.	400	20,880
	Bemis Co., Inc.	2,600	72,462
	Crown Holdings, Inc. (a)	25,700	501,921
	Greif, Inc., Class A	670	44,408
	Containers & Packaging Total		639,671
Metals & Mining – 0.6%
	Allegheny Technologies, Inc.	1,440	51,955
	Alumina Ltd., ADR	2,100	45,843
	AMCOL International Corp.	630	12,928
	Anglo American PLC	10,000	340,487
	Carpenter Technology Corp.	430	30,302
	Cleveland-Cliffs, Inc.	220	19,485
	Freeport-McMoRan Copper & Gold, Inc., Class B	6,290	338,402
	Inco Ltd.	1,030	44,877
	Kobe Steel Ltd.	25,000	80,977
	Metal Management, Inc.	870	20,236
	Nucor Corp.	6,300	420,336
	Phelps Dodge Corp.	650	93,516
	Reliance Steel & Aluminum Co.	270	16,502
	Rio Tinto PLC	7,600	497,985
	Royal Gold, Inc.	390	13,545
	RTI International Metals, Inc. (a)	600	22,770
	United States Steel Corp.	8,400	403,788
	Worthington Industries, Inc.	1,600	30,736
	Metals & Mining Total		2,484,670
Paper & Forest Products – 0.0%
	Glatfelter	1,590	22,562

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
	Mercer International, Inc. (a)	2,070	16,270
	Paper & Forest Products Total		38,832
	MATERIALS TOTAL		11,172,660
TELECOMMUNICATION SERVICES – 1.5%
Diversified Telecommunication Services – 1.0%
	AT&T, Inc.	40,152	983,322
	BellSouth Corp.	23,999	650,373
	Deutsche Telekom AG, Registered Shares	21,153	352,606
	France Telecom SA	5,600	139,160
	Nippon Telegraph & Telephone Corp.	32	145,436
	North Pittsburgh Systems, Inc.	720	13,586
	Qwest Communications International, Inc. (a)	1	6
	TALK America Holdings, Inc. (a)	722	6,231
	Tekelec (a)	820	11,398
	Telekom Austria AG	12,400	278,446
	Verizon Communications, Inc.	32,285	972,424
	Diversified Telecommunication Services Total		3,552,988
Wireless Telecommunication Services – 0.5%
	American Tower Corp., Class A (a)	23,844	646,172
	China Mobile Hong Kong Ltd.	29,500	139,441
	Crown Castle International Corp. (a)	3,500	94,185
	Dobson Communications Corp., Class A (a)	4,850	36,375
	Millicom International Cellular SA (a)	4,655	124,940
	NII Holdings, Inc. (a)	2,050	89,544
	NTT DoCoMo, Inc.	83	126,680
	SBA Communications Corp., Class A (a)	1,923	34,422
	Telephone & Data Systems, Inc.	1,000	36,030
	Telephone & Data Systems, Inc., Special Shares	1,000	34,610
	VimpelCom, ADR (a)	910	40,249
	Vodafone Group PLC	223,800	483,236
	Wireless Telecommunication Services Total		1,885,884
	TELECOMMUNICATION SERVICES TOTAL		5,438,872
UTILITIES – 2.2%
Electric Utilities – 1.4%
	ALLETE, Inc.	420	18,480
	Central Vermont Public Service Corp.	1,010	18,190
	E.ON AG	5,079	525,479

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Electric Utilities – (continued)
	Edison International	19,600	854,756
	El Paso Electric Co. (a)	1,140	23,986
	Entergy Corp.	14,657	1,006,203
	Exelon Corp.	26,047	1,384,138
	Fortum Oyj	9,200	172,527
	FPL Group, Inc.	12,704	527,978
	Hawaiian Electric Industries, Inc.	1,700	44,030
	Maine & Maritimes Corp.	230	3,560
	MGE Energy, Inc.	400	13,564
	Otter Tail Corp.	580	16,808
	PPL Corp.	1,800	52,920
	Puget Energy, Inc.	990	20,216
	Scottish & Southern Energy PLC	14,769	257,658
	Tokyo Electric Power Co., Inc.	10,200	247,789
	Electric Utilities Total		5,188,282
Gas Utilities – 0.1%
	AGL Resources, Inc.	1,800	62,658
	Cascade Natural Gas Corp.	430	8,389
	Energen Corp.	1,330	48,306
	Northwest Natural Gas Co.	330	11,279
	Tokyo Gas Co., Ltd.	54,000	239,929
	WGL Holdings, Inc.	350	10,521
	Gas Utilities Total		381,082
Independent Power Producers & Energy Traders – 0.2%
	AES Corp. (a)	10,330	163,524
	Constellation Energy Group, Inc.	1,175	67,680
	TXU Corp.	7,970	400,014
	Independent Power Producers & Energy Traders Total		631,218
Multi - Utilities – 0.5%
	CH Energy Group, Inc.	680	31,212
	Dominion Resources, Inc.	5,769	445,367
	Energy East Corp.	2,300	52,440
	PG&E Corp.	25,058	930,153
	RWE AG	2,000	148,106
	Sempra Energy	1,400	62,776

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi - Utilities – (continued)
	Veolia Environnement	9,800	443,669
	Multi – Utilities Total		2,113,723
	UTILITIES TOTAL		8,314,305
	Total Common Stocks (cost of $197,346,395)		236,463,081
		Par ($)
Corporate Fixed-Income Bonds & Notes – 12.2%
BASIC MATERIALS – 0.4%
Chemicals – 0.1%
Airgas, Inc.
	9.125% 10/01/11	120,000	127,800
EquiStar Chemicals LP
	10.125% 09/01/08	25,000	27,125
	10.625% 05/01/11	85,000	93,500
Nalco Co.
	7.750% 11/15/11	115,000	118,019
NOVA Chemicals Corp.
	6.500% 01/15/12	60,000	58,050
	7.561% 11/15/13(b)(c)	25,000	25,562
	Chemicals Total		450,056
Forest Products & Paper – 0.1%
Boise Cascade LLC
	7.125% 10/15/14	190,000	177,650
International Paper Co.
	4.250% 01/15/09	275,000	266,566
	Forest Products & Paper Total		444,216
Iron / Steel – 0.1%
Russel Metals, Inc.
	6.375% 03/01/14	130,000	125,775
United States Steel Corp.
	9.750% 05/15/10	40,000	43,500
	Iron / Steel Total		169,275
Metals & Mining – 0.1%
Alcan, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
	4.500% 05/15/13	400,000	380,812
	Metals & Mining Total		380,812
	BASIC MATERIALS TOTAL		1,444,359
COMMUNICATIONS – 1.5%
Media – 0.8%
Dex Media West LLC
	5.875% 11/15/11	205,000	206,025
	9.875% 08/15/13	85,000	94,244
DirecTV Holdings LLC
	6.375% 06/15/15	5,000	4,900
	8.375% 03/15/13	144,000	155,520
EchoStar DBS Corp.
	5.750% 10/01/08	210,000	206,062
	6.625% 10/01/14	40,000	38,500
Emmis Operating Co.
	6.875% 05/15/12	85,000	83,938
Jones Intercable, Inc.
	7.625% 04/15/08	525,000	553,602
Lamar Media Corp.
	7.250% 01/01/13	340,000	354,450
LIN Television Corp.
	6.500% 05/15/13	175,000	168,000
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(b)	180,000	204,300
Rogers Cable, Inc.
	6.250% 06/15/13	225,000	220,500
	7.875% 05/01/12	35,000	37,450
Time Warner, Inc.
	6.625% 05/15/29	425,000	425,778
	Media Total		2,753,269
Telecommunication Services – 0.7%
Citizens Communications Co.
	9.000% 08/15/31	80,000	81,200
Deutsche Telekom International Finance
	8.500% 06/15/10	400,000	446,260
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	225,000	297,992
Nextel Communications, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
	7.375% 08/01/15	160,000	168,765
Qwest Corp.
	8.875% 03/15/12	135,000	151,538
Rogers Wireless, Inc.
	7.500% 03/15/15	110,000	118,800
	8.000% 12/15/12	90,000	95,400
Sprint Capital Corp.
	6.875% 11/15/28	275,000	301,474
Verizon Global Funding Corp.
	7.750% 12/01/30	700,000	832,797
Vodafone Group PLC
	7.750% 02/15/10	225,000	246,755
	Telecommunication Services Total		2,740,981
	COMMUNICATIONS TOTAL		5,494,250
CONSUMER CYCLICAL – 1.4%

Airlines – 0.3%
United Airlines, Inc.
	7.032% 10/01/10(d)	558,372	555,580
	9.200% 03/22/08(e)	1,014,042	659,127
	Airlines Total		1,214,707
Apparel – 0.0%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	80,000	80,800
	Apparel Total		80,800
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	225,000	272,610
Navistar International Corp.
	7.500% 06/15/11	65,000	61,750
	Auto Manufacturers Total		334,360
Auto Parts & Equipment – 0.1%
Accuride Corp.
	8.500% 02/01/15	85,000	83,725
TRW Automotive, Inc.
	9.375% 02/15/13	55,000	59,538
	Auto Parts & Equipment Total		143,263
Entertainment – 0.1%
Cinemark USA, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
	9.000% 02/01/13	165,000	174,075
Speedway Motorsports, Inc.
	6.750% 06/01/13	167,000	169,087
Warner Music Group
	7.375% 04/15/14	125,000	124,688
	Entertainment Total		467,850
Home Builders – 0.1%
Beazer Homes USA, Inc.
	6.875% 07/15/15	115,000	110,400
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	60,000	56,850
	6.375% 12/15/14	50,000	47,000
	6.500% 01/15/14	70,000	66,850
KB Home
	8.625% 12/15/08	150,000	157,500
	Home Builders Total		438,600
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	95,000	97,850
	Home Furnishings Total		97,850
Leisure Time – 0.1%
Leslie’s Poolmart
	7.750% 02/01/13	105,000	105,262
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	100,000	105,375
	8.750% 02/02/11	145,000	163,850
	Leisure Time Total		374,487
Lodging – 0.3%
Caesars Entertainment, Inc.
	7.875% 03/15/10	25,000	26,813
	9.375% 02/15/07	35,000	36,444
CCM Merger, Inc.
	8.000% 08/01/13(b)	100,000	96,250
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	55,000	56,237
Kerzner International Ltd.
	6.750% 10/01/15(b)	95,000	92,150

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
MGM Mirage
	6.000% 10/01/09	95,000	94,525
	8.500% 09/15/10	245,000	265,825
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	150,000	165,375
Station Casinos, Inc.
	6.500% 02/01/14	35,000	35,437
Wynn Las Vegas LLC
	6.625% 12/01/14	175,000	170,625
	Lodging Total		1,039,681
Retail – 0.3%
AutoNation, Inc.
	9.000% 08/01/08	160,000	171,600
Couche-Tard
	7.500% 12/15/13	165,000	169,125
Domino’s, Inc.
	8.250% 07/01/11	115,000	119,600
Group 1 Automotive, Inc.
	8.250% 08/15/13	90,000	85,275
Suburban Propane Partners LP
	6.875% 12/15/13	50,000	46,500
Wal-Mart Stores, Inc.
	4.000% 01/15/10	600,000	580,674
	Retail Total		1,172,774
	CONSUMER CYCLICAL TOTAL		5,364,372
CONSUMER NON-CYCLICAL – 1.6%
Beverages – 0.3%
Constellation Brands, Inc.
	8.125% 01/15/12	250,000	261,875
Cott Beverages, Inc.
	8.000% 12/15/11	220,000	225,500
Diageo Capital PLC
	3.375% 03/20/08	550,000	532,356
	Beverages Total		1,019,731
Commercial Services – 0.2%
Corrections Corp. of America
	6.250% 03/15/13	50,000	49,500
	7.500% 05/01/11	225,000	231,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Iron Mountain, Inc.
	7.750% 01/15/15	10,000	10,100
	8.625% 04/01/13	185,000	193,325
Mac-Gray Corp.
	7.625% 08/15/15	105,000	106,837
NationsRent Companies, Inc.
	9.500% 10/15/10	50,000	54,625
Stewart Enterprises, Inc.
	6.250% 02/15/13(b)	95,000	91,200
United Rentals, Inc.
	7.000% 02/15/14	90,000	84,150
	Commercial Services Total		821,487
Cosmetics / Personal Care – 0.1%
Procter & Gamble Co.
	4.750% 06/15/07	550,000	550,187
	Cosmetics / Personal Care Total		550,187
Food – 0.3%
Del Monte Corp.
	6.750% 02/15/15	130,000	126,750
General Mills, Inc.
	2.625% 10/24/06	500,000	491,005
Kroger Co.
	6.200% 06/15/12	450,000	461,169
	Food Total		1,078,924
Healthcare Products – 0.1%
Baxter FinCo BV
	4.750% 10/15/10(b)	450,000	442,602
	Healthcare Products Total		442,602
Healthcare Services – 0.5%
Community Health Systems
	6.500% 12/15/12	40,000	39,100
Coventry Health Care, Inc.
	5.875% 01/15/12	175,000	175,656
Extendicare Health Services, Inc.
	6.875% 05/01/14	85,000	82,663
	9.500% 07/01/10	15,000	15,956

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Fisher Scientific International, Inc.
	6.750% 08/15/14	165,000	172,838
HCA, Inc.
	6.950% 05/01/12	340,000	352,356
Select Medical Corp.
	7.625% 02/01/15	90,000	87,075
Triad Hospitals, Inc.
	7.000% 05/15/12	225,000	230,062
	7.000% 11/15/13	30,000	30,150
UnitedHealth Group, Inc.
	3.375% 08/15/07	600,000	586,116
	Healthcare Services Total		1,771,972
Household Products / Wares – 0.0%
Scotts Co.
	6.625% 11/15/13	175,000	178,063
	Household Products / Wares Total		178,063
Pharmaceuticals – 0.1%
AmerisourceBergen Corp.
	5.625% 09/15/12(b)	90,000	89,775
Mylan Laboratories, Inc.
	6.375% 08/15/15(b)	70,000	70,175
Omnicare, Inc.
	6.750% 12/15/13	45,000	45,731
	6.875% 12/15/15	45,000	45,956
	Pharmaceuticals Total		251,637
	CONSUMER NON-CYCLICAL TOTAL		6,114,603
ENERGY – 1.2%
Coal – 0.2%
Arch Western Finance LLC
	6.750% 07/01/13	205,000	207,562
Massey Energy Co.
	6.875% 12/15/13(b)	95,000	95,475
Peabody Energy Corp.
	5.875% 04/15/16	75,000	72,750
	6.875% 03/15/13	260,000	270,725
	Coal Total		646,512
Oil & Gas – 0.6%
Chesapeake Energy Corp.
	6.375% 06/15/15	150,000	150,000
	7.500% 09/15/13	160,000	171,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
	7.750% 01/15/15	25,000	26,500
Compton Petroleum Corp.
	7.625% 12/01/13(b)	55,000	55,550
Devon Energy Corp.
	7.950% 04/15/32	350,000	450,324
Marathon Oil Corp.
	6.800% 03/15/32	375,000	433,061
Newfield Exploration Co.
	6.625% 09/01/14	225,000	230,063
Plains Exploration & Production Co.
	7.125% 06/15/14	205,000	212,175
Pogo Producing Co.
	6.625% 03/15/15	130,000	126,750
Pride International, Inc.
	7.375% 07/15/14	120,000	129,300
Tesoro Corp.
	6.625% 11/01/15(b)	55,000	55,275
Vintage Petroleum, Inc.
	7.875% 05/15/11	165,000	172,425
	Oil & Gas Total		2,212,623
Oil & Gas Services – 0.1%
Grant Prideco, Inc.
	6.125% 08/15/15(b)	200,000	200,500
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	130,000	126,750
Universal Compression, Inc.
	7.250% 05/15/10	155,000	157,519
	Oil & Gas Services Total		484,769
Pipelines – 0.3%
Atlas Pipeline Partners LP
	8.125% 12/15/15(b)	40,000	40,500
Colorado Interstate Gas Co.
	6.800% 11/15/15(b)	75,000	75,281
Kinder Morgan Energy Partners LP
	7.300% 08/15/33	500,000	563,670
MarkWest Energy Partners LP
	6.875% 11/01/14(b)	115,000	105,800
Williams Companies, Inc.
	6.375% 10/01/10(b)	60,000	60,150

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
	8.125% 03/15/12	205,000	223,450
	Pipelines Total		1,068,851
	ENERGY TOTAL		4,412,755
FINANCIALS – 3.5%
Banks – 1.0%
HSBC Capital Funding LP
	9.547% 12/31/49(b)(c)	800,000	936,056
Rabobank Capital Funding II
	5.260% 12/31/49(b)(c)	850,000	842,732
Wachovia Corp.
	4.875% 02/15/14	825,000	807,766
Wells Fargo & Co.
	4.520% 03/10/08(c)	1,050,000	1,050,525
	Banks Total		3,637,079
Diversified Financial Services – 2.0%
American Express Credit Corp.
	3.000% 05/16/08	600,000	575,502
Capital One Bank
	4.875% 05/15/08	275,000	273,881
Caterpillar Financial Services Corp.
	3.625% 11/15/07	350,000	342,118
Citicorp
	8.040% 12/15/19(b)	1,900,000	2,290,203
Countrywide Home Loans, Inc.
	2.875% 02/15/07	450,000	439,781
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	500,000	496,410
E*Trade Financial Corp.
	7.375% 09/15/13(b)	85,000	86,063
Goldman Sachs Group, Inc.
	6.345% 02/15/34	475,000	495,857
JPMorgan Chase Capital XV
	5.875% 03/15/35	600,000	598,806
LaBranche & Co., Inc.
	11.000% 05/15/12	10,000	11,100
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	575,000	562,114
Morgan Stanley
	6.750% 04/15/11	570,000	613,519

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
SLM Corp.
	5.125% 08/27/12	800,000	799,712
	Diversified Financial Services Total		7,585,066
Insurance – 0.3%
American International Group, Inc.
	2.875% 05/15/08	850,000	811,351
Prudential Insurance Co. of America
	7.650% 07/01/07(b)	500,000	520,110
	Insurance Total		1,331,461
Real Estate Investment Trusts – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	525,000	548,641
Host Marriott LP
	6.375% 03/15/15	90,000	89,887
	Real Estate Investment Trusts Total		638,528
	FINANCIALS TOTAL		13,192,134
INDUSTRIALS – 1.7%
Aerospace & Defense – 0.3%
L-3 Communications Corp.
	6.375% 10/15/15(b)	20,000	20,050
	7.625% 06/15/12	300,000	315,750
Raytheon Co.
	8.300% 03/01/10	500,000	559,575
Sequa Corp.
	9.000% 08/01/09	65,000	69,225
TransDigm, Inc.
	8.375% 07/15/11	70,000	73,500
	Aerospace & Defense Total		1,038,100
Auto Manufacturers – 0.1%
Ford Motor Credit Co.
	7.375% 10/28/09	650,000	576,505
	Auto Manufacturers Total		576,505
Environmental Control – 0.2%
Allied Waste North America, Inc.
	6.375% 04/15/11	65,000	63,050
Waste Management, Inc.
	7.375% 08/01/10	500,000	543,295
	Environmental Control Total		606,345

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery – 0.1%
John Deere Capital Corp.
	4.625% 04/15/09	500,000	494,845
	Machinery Total		494,845
Machinery - Diversified – 0.1%
Manitowoc Co., Inc.
	7.125% 11/01/13	120,000	123,300
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	175,000	177,625
	Machinery - Diversified Total		300,925
Miscellaneous Manufacturing – 0.3%
Bombardier, Inc.
	6.300% 05/01/14(b)	85,000	74,375
General Electric Co.
	5.000% 02/01/13	1,025,000	1,023,565
Trinity Industries, Inc.
	6.500% 03/15/14	70,000	69,300
	Miscellaneous Manufacturing Total		1,167,240
Packaging & Containers – 0.3%
Ball Corp.
	6.875% 12/15/12	300,000	306,750
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15(b)	70,000	72,450
Jefferson Smurfit Corp.
	8.250% 10/01/12	100,000	96,000
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	25,000	24,250
Owens-Illinois, Inc.
	7.500% 05/15/10	240,000	240,000
Silgan Holdings, Inc.
	6.750% 11/15/13	350,000	348,250
Smurfit-Stone Container Corp.
	8.375% 07/01/12	125,000	120,937
	Packaging & Containers Total		1,208,637
Transportation – 0.3%
FedEx Corp.
	7.530% 09/23/06	117,156	118,647
Offshore Logistics, Inc.
	6.125% 06/15/13	155,000	144,150

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Overseas Shipholding Group
	8.250% 03/15/13	165,000	173,662
Stena AB
	7.500% 11/01/13	125,000	120,313
Teekay Shipping Corp.
	8.875% 07/15/11	415,000	468,950
	Transportation Total		1,025,722
	INDUSTRIALS TOTAL		6,418,319
TECHNOLOGY – 0.2%
Computers – 0.1%
International Business Machines Corp.
	6.220% 08/01/27	425,000	462,867
	Computers Total		462,867
Office / Business Equipment – 0.0%
Xerox Corp.
	7.125% 06/15/10	45,000	46,800
	Office / Business Equipment Total		46,800
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	150,000	157,125
	Semiconductors Total		157,125
	TECHNOLOGY TOTAL		666,792
UTILITIES – 0.7%
Electric – 0.6%
AES Corp.
	7.750% 03/01/14	225,000	235,969
CMS Energy Corp.
	6.875% 12/15/15	30,000	30,300
	8.500% 04/15/11	25,000	27,250
Exelon Generation Co. LLC
	6.950% 06/15/11	400,000	430,644
Mirant North America LLC
	7.375% 12/31/13(b)	85,000	86,063
MSW Energy Holdings LLC
	7.375% 09/01/10	50,000	51,375
Nevada Power Co.
	5.875% 01/15/15	80,000	79,471

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
	6.500% 04/15/12	50,000	50,125
NorthWestern Corp.
	5.875% 11/01/14	10,000	9,963
Scottish Power PLC
	5.375% 03/15/15	525,000	524,275
TECO Energy, Inc.
	6.750% 05/01/15	100,000	104,375
	7.000% 05/01/12	65,000	68,413
Texas Genco LLC
	6.875% 12/15/14(b)	170,000	184,237
Virginia Electric & Power Co.
	5.375% 02/01/07	625,000	627,287
	Electric Total		2,509,747
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	275,000	271,125
	Gas Total		271,125
	UTILITIES TOTAL		2,780,872
	Total Corporate Fixed-Income Bonds & Notes (cost of $46,086,705)		45,888,456
Mortgage-Backed Securities – 6.7%
Federal Home Loan Mortgage Corp.
	5.000% 06/01/20	2,358,585	2,335,302
	5.000% 08/01/20	2,955,168	2,925,997
	6.500% 02/01/11	90,759	93,211
	6.500% 04/01/11	124,213	127,579
	6.500% 05/01/11	71,599	73,537
	6.500% 10/01/11	50,608	51,982
	6.500% 07/01/16	24,967	25,659
	6.500% 04/01/26	42,258	43,498
	6.500% 06/01/26	50,359	51,837
	6.500% 02/01/27	224,094	230,686
	6.500% 03/01/27	67,247	69,225
	6.500% 09/01/28	113,407	116,698
	6.500% 06/01/31	75,803	77,841
	6.500% 07/01/31	20,248	20,805
	7.000% 07/01/28	84,905	88,563

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 04/01/29	46,908	48,929
	7.000% 01/01/30	46,055	47,999
	7.000% 06/01/31	14,378	14,979
	7.000% 08/01/31	184,736	192,465
	7.500% 07/01/15	16,312	17,131
	7.500% 08/01/15	1,133	1,190
	7.500% 01/01/30	74,935	78,657
	8.000% 09/01/15	60,230	64,126
Federal National Mortgage Association
	5.000% 01/01/18	734,075	727,392
	5.000% 06/01/18	5,190,026	5,141,959
	5.000% 08/01/20	866,870	857,643
	5.500% 05/01/16	438,863	442,080
	5.500% 12/01/17	916,025	922,356
	5.500% 08/01/35	567,507	562,069
	5.500% 10/01/35	2,986,846	2,958,222
	6.000% 01/01/09	51,187	52,249
	6.000% 06/01/14	227,716	232,776
	6.000% 07/01/35	561,008	566,325
	6.120% 10/01/08	2,274,581	2,203,986
	6.500% 03/01/11	8,397	8,634
	6.500% 01/01/26	15,259	15,724
	6.500% 08/01/31	405,420	416,742
	6.500% 10/01/31	384,432	395,167
	7.000% 03/01/15	118,623	123,296
	7.000% 07/01/16	21,620	22,465
	7.000% 02/01/31	30,823	32,176
	7.000% 07/01/31	243,680	254,377
	7.000% 07/01/32	40,035	41,779
	7.500% 06/01/15	63,970	67,273
	7.500% 08/01/15	71,747	75,452
	7.500% 09/01/15	32,884	34,581
	7.500% 02/01/31	51,314	53,777
	7.500% 08/01/31	39,223	41,091
	8.000% 12/01/29	39,656	42,392
	8.000% 04/01/30	51,091	54,575
	8.000% 05/01/30	10,344	11,050
	8.000% 07/01/31	34,019	36,335
Government National Mortgage Association

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	6.000% 04/15/13	15,301	15,711
	6.500% 05/15/13	30,888	31,912
	6.500% 06/15/13	22,769	23,524
	6.500% 08/15/13	43,690	45,138
	6.500% 11/15/13	130,537	134,864
	6.500% 07/15/14	81,109	83,799
	6.500% 01/15/29	15,224	15,931
	6.500% 03/15/29	123,631	129,372
	6.500% 04/15/29	235,841	246,793
	6.500% 05/15/29	202,624	212,033
	6.500% 07/15/31	77,519	81,023
	7.000% 11/15/13	365,448	381,389
	7.000% 05/15/29	34,010	35,725
	7.000% 09/15/29	61,781	64,895
	7.000% 06/15/31	58,727	61,658
	7.500% 06/15/23	1,108	1,173
	7.500% 01/15/26	35,116	37,022
	7.500% 09/15/29	146,565	154,226
	8.000% 07/15/25	21,714	23,274
	8.500% 12/15/30	6,042	6,523
	9.000% 12/15/17	47,217	51,054
	Total Mortgage-Backed Securities (cost of $25,012,882)		25,028,878
Government Agencies & Obligations – 6.2%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Quebec
	7.000% 01/30/07	800,000	819,176
United Mexican States
	7.500% 04/08/33	550,000	649,000
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		1,468,176
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 5.8%
Federal Home Loan Bank System
	2.250% 05/15/06(f)	125,000	123,935
	4.375% 09/11/09	1,200,000	1,183,385
U.S. Treasury Bonds
	6.250% 08/15/23	8,055,000	9,618,806

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
	7.250% 05/15/16	7,520,000	9,233,740
U.S. Treasury Notes
	3.375% 10/15/09	1,725,000	1,665,770
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		21,825,636
	Total Government Agencies & Obligations (cost of $23,236,182)		23,293,812
Asset-Backed Securities – 3.4%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	950,000	924,806
California Infrastructure
	6.420% 12/26/09	2,000,000	2,044,200
Capital One Multi-Asset Execution Trust
	3.650% 07/15/11	1,360,000	1,321,621
Chemical Bank Master Credit Card Trust I
	5.980% 09/15/08	1,550,000	1,550,620
Citibank Credit Card Issuance Trust
	2.900% 05/17/10	1,200,000	1,150,188
	4.950% 02/09/09	225,000	225,358
Consumer Funding LLC
	5.430% 04/20/15	820,000	837,704
Green Tree Financial Corp.
	6.870% 01/15/29	234,645	243,026
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	2,600,000	2,545,894
Origen Manufactured Housing
	3.380% 08/15/17	870,000	848,903
PG&E Energy Recovery Funding LLC
	3.870% 06/25/11	990,000	972,823
Providian Gateway Master Trust
	3.350% 09/15/11(b)	250,000	243,565
	Total Asset-Backed Securities (cost of $13,314,871)		12,908,708

Commercial Mortgage-Backed Securities – 2.1%
First Union Chase Commercial Mortgage
	6.645% 06/15/31	436,994	453,893

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
GS Mortgage Securities Corp. II
	6.620% 10/18/30	1,926,829	1,978,758
JPMorgan Commercial Mortgage Finance Corp.
	6.507% 10/15/35	1,544,193	1,587,075
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	1,000,000	1,060,620
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	3,000,000	2,810,850
	Total Commercial Mortgage-Backed Securities (cost of $8,057,679)		7,891,196

Collateralized Mortgage Obligations – 1.9%
AGENCY – 1.4%
Federal Home Loan Mortgage Corp.
	4.500% 03/15/18	2,000,000	1,959,461
	5.000% 12/15/15	1,992,475	1,992,245
Federal National Mortgage Association
	5.000% 12/25/15	1,200,000	1,196,378
	AGENCY TOTAL		5,148,084
NON – AGENCY – 0.5%
American Mortgage Trust
	8.445% 09/27/22(g)	16,779	10,068
Countrywide Alternative Loan Trust
	5.250% 08/25/35	902,558	900,699
	5.500% 10/25/35	1,146,515	1,149,346
Rural Housing Trust
	6.330% 04/01/26	65,751	65,188
	NON – AGENCY TOTAL		2,125,301
	Total Collateralized Mortgage Obligations (cost of $7,402,607)		7,273,385

		Shares
Investment Companies – 0.4%
	iShares MSCI EAFE Index Fund	15,853	942,619
	iShares MSCI South Korea Index Fund	4,400	196,900
	iShares MSCI Taiwan Index Fund	19,100	238,368

		Shares	Value ($)
Investment Companies – (continued)
	iShares Nasdaq Biotechnology Index Fund (a)	690	53,296
	Total Investment Companies (cost of $1,358,680)		1,431,183
Convertible Preferred Stocks – 0.1%
BASIC MATERIALS – 0.0%
Chemicals – 0.0%
	Celanese Corp. (a)	300	8,400
	Chemicals Total		8,400
	BASIC MATERIALS TOTAL		8,400
FINANCIALS – 0.1%
Insurance – 0.1%
	XL Capital Ltd.	16,105	410,033
	Insurance Total		410,033
	FINANCIALS TOTAL		410,033
	Total Convertible Preferred Stocks (cost of $412,855)		418,433

		Par ($)
Convertible Bond – 0.0%
COMMUNICATIONS – 0.0%

Telecommunication Services – 0.0%
Lucent Technologies, Inc., Series B
	2.750% 06/15/25	31,000	31,736
	Telecommunication Services Total		31,736
	COMMUNICATIONS TOTAL		31,736
	Total Convertible Bond (cost of $35,435)		31,736

Par
Short-Term Obligations – 4.2%
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 0.1%
U.S. Treasury Bill

		Par	Value ($)

	3.790% 03/16/06	450,000	446,494
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		446,494
REPURCHASE AGREEMENT – 4.1%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/05, due 01/03/06 at 3.380%, collateralized by U.S. Treasury Bonds with various maturity dates to 02/15/29, market value of $15,760,978 (repurchase proceeds $15,439,796)	15,434,000	15,434,000

Value ($)
Total Short-Term Obligations (cost of $15,880,494)	15,880,494

Total Investments – 100.0% (cost of $338,144,785)(h)(i)	376,509,362
Other Assets & Liabilities, Net – 0.0%	113,506
Net Assets – 100.0%	376,622,868

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

quoted market price for the security.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s (Funds’) shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last

(a)   Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which are not illiquid, may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities amounted to $7,501,328, which represents 2.0% of net assets.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At December 31, 2005, the value of this security represents 0.1% of net assets.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At December 31, 2005, the value of this security represents 0.2% of net assets.

(f)	The security or a portion of the security is pledged as collateral for open futures contracts. At December 31, 2005, the total market value of securities pledged amounted to $123,935.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(h)	Cost for federal income tax purposes is $338,495,955.

(i)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$43,145,799	$(5,132,392)	$38,013,407

At December 31, 2005, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
2-Year U.S. Treasury Notes	30	$6,155,625	$6,156,398	Mar-2006	$773

At December 31, 2005, the Fund held the following open long futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
S&P 500 Index	25	$7,842,500	$7,905,164	Mar-2006	$(62,664)

Acronym	Name
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

IVESTMENT PORTFOLIO
December 31, 2005 (Unaudited)	Columbia Common Stock Fund

		Shares	Value ($)*
Common Stocks – 97.0%
CONSUMER DISCRETIONARY – 14.2%
Diversified Consumer Services – 1.3%
	Career Education Corp. (a)	194,010	6,542,017
	Diversified Consumer Services Total		6,542,017
Hotels, Restaurants & Leisure – 0.6%
	Hilton Hotels Corp.	121,100	2,919,721
	Hotels, Restaurants & Leisure Total		2,919,721
Internet & Catalog Retail – 0.8%
	Expedia, Inc. (a)	175,400	4,202,584
	Internet & Catalog Retail Total		4,202,584
Leisure Equipment & Products – 0.3%
	Hasbro, Inc.	66,680	1,345,603
	Leisure Equipment & Products Total		1,345,603
Media – 9.2%
	Clear Channel Communications, Inc.	137,590	4,327,205
	Comcast Corp., Class A (a)	328,842	8,536,738
	Dreamworks Animation SKG, Inc., Class A (a)	108,600	2,667,216
	Liberty Global, Inc., Class A (a)	72,433	1,629,743
	Liberty Global, Inc., Series C (a)	55,633	1,179,420
	Liberty Media Corp., Class A (a)	886,710	6,978,408
	Live Nation (a)	4,599	60,244
	News Corp., Class A	457,490	7,113,969
	Time Warner, Inc.	416,160	7,257,830
	Viacom, Inc., Class B	187,450	6,110,870
	Media Total		45,861,643
Multiline Retail – 1.4%
	Kohl’s Corp. (a)	145,210	7,057,206
	Multiline Retail Total		7,057,206
Specialty Retail – 0.4%
	RadioShack Corp.	99,110	2,084,283
	Specialty Retail Total		2,084,283
Textiles, Apparel & Luxury Goods– 0.2%
	NIKE, Inc., Class B	13,225	1,147,798
	Textiles, Apparel & Luxury Goods Total		1,147,798
	CONSUMER DISCRETIONARY TOTAL		71,160,855
CONSUMER STAPLES – 7.0%
Beverages – 2.4%
	Coca-Cola Co.	179,760	7,246,126

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
	PepsiCo, Inc.	85,890	5,074,381
	Beverages Total		12,320,507
Food & Staples Retailing – 0.8%
	Wal-Mart Stores, Inc.	82,820	3,875,976
	Food & Staples Retailing Total		3,875,976
Food Products – 1.0%
	Smithfield Foods, Inc. (a)	164,100	5,021,460
	Food Products Total		5,021,460
Household Products – 1.9%
	Colgate-Palmolive Co.	91,820	5,036,327
	Procter & Gamble Co.	74,002	4,283,235
	Household Products Total		9,319,562
Tobacco – 0.9%
	Altria Group, Inc.	60,415	4,514,209
	Tobacco Total		4,514,209
	CONSUMER STAPLES TOTAL		35,051,714
ENERGY – 4.4%
Energy Equipment & Services – 0.9%
	BJ Services Co.	73,200	2,684,244
	Transocean, Inc. (a)	24,190	1,685,801
	Energy Equipment & Services Total		4,370,045
Oil, Gas & Consumable Fuels – 3.5%
	Apache Corp.	36,730	2,516,740
	BP PLC, ADR	19,360	1,243,299
	ConocoPhillips	73,800	4,293,684
	Devon Energy Corp.	30,210	1,889,334
	Exxon Mobil Corp.	136,090	7,644,175
	Oil, Gas & Consumable Fuels Total		17,587,232
	ENERGY TOTAL		21,957,277
FINANCIALS – 21.2%
Capital Markets – 3.9%
	Ameriprise Financial, Inc.	113,748	4,663,668
	E*TRADE Financial Corp. (a)	294,560	6,144,522
	Lazard Ltd., Class A	134,375	4,286,562
	Morgan Stanley	72,880	4,135,211
	Capital Markets Total		19,229,963

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 1.1%
	Wachovia Corp.	106,255	5,616,639
	Commercial Banks Total		5,616,639
Consumer Finance – 0.5%
	American Express Co.	49,240	2,533,890
	Consumer Finance Total		2,533,890
Diversified Financial Services – 4.1%
	Citigroup, Inc.	187,289	9,089,135
	JPMorgan Chase & Co.	286,572	11,374,043
	Diversified Financial Services Total		20,463,178
Insurance – 10.2%
	ACE Ltd.	105,710	5,649,142
	Ambac Financial Group, Inc.	76,300	5,879,678
	American International Group, Inc.	154,180	10,519,701
	Berkshire Hathaway, Inc., Class B (a)	3,439	10,095,185
	Chubb Corp.	36,735	3,587,173
	UnumProvident Corp.	446,490	10,157,648
	XL Capital Ltd., Class A	78,200	5,269,116
	Insurance Total		51,157,643
Thrifts & Mortgage Finance – 1.4%
	MGIC Investment Corp.	107,530	7,077,625
	Thrifts & Mortgage Finance Total		7,077,625
	FINANCIALS TOTAL		106,078,938
HEALTH CARE – 17.6%
Biotechnology – 3.8%
	Amgen, Inc. (a)	75,982	5,991,940
	MedImmune, Inc. (a)	147,540	5,166,851
	Millennium Pharmaceuticals, Inc. (a)	812,360	7,879,892
	Biotechnology Total		19,038,683
Health Care Equipment & Supplies – 4.1%
	Biomet, Inc.	109,800	4,015,386
	Medtronic, Inc.	35,500	2,043,735
	Smith & Nephew PLC, ADR	89,400	4,143,690
	Thermo Electron Corp. (a)	188,350	5,674,985
	Waters Corp. (a)	125,440	4,741,632
	Health Care Equipment & Supplies Total		20,619,428
Health Care Providers & Services – 3.8%
	AmerisourceBergen Corp.	95,200	3,941,280
	Cardinal Health, Inc.	81,680	5,615,500
	Emdeon Corp. (a)	467,640	3,956,234
	McKesson Corp.	61,510	3,173,301

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	WellPoint, Inc. (a)	25,620	2,044,220
	Health Care Providers & Services Total		18,730,535
Pharmaceuticals – 5.9%
	Abbott Laboratories	137,787	5,432,942
	Barr Pharmaceuticals, Inc. (a)	131,100	8,166,219
	Endo Pharmaceuticals Holdings, Inc. (a)	221,785	6,711,214
	IVAX Corp. (a)	136,070	4,263,073
	Johnson & Johnson	84,190	5,059,819
	Pharmaceuticals Total		29,633,267
	HEALTH CARE TOTAL		88,021,913
INDUSTRIALS – 9.4%
Aerospace & Defense – 1.6%
	Honeywell International, Inc.	216,450	8,062,763
	Aerospace & Defense Total		8,062,763
Air Freight & Logistics – 1.3%
	United Parcel Service, Inc., Class B	84,100	6,320,115
	Air Freight & Logistics Total		6,320,115
Commercial Services & Supplies – 1.8%
	ARAMARK Corp., Class B	172,410	4,789,550
	Cintas Corp.	103,470	4,260,894
	Commercial Services & Supplies Total		9,050,444
Industrial Conglomerates – 2.8%
	General Electric Co.	238,740	8,367,837
	Tyco International Ltd.	202,300	5,838,378
	Industrial Conglomerates Total		14,206,215
Machinery – 1.5%
	Dover Corp.	182,885	7,405,014
	Machinery Total		7,405,014
Road & Rail – 0.4%
	Union Pacific Corp.	28,110	2,263,136
	Road & Rail Total		2,263,136
	INDUSTRIALS TOTAL		47,307,687
INFORMATION TECHNOLOGY – 18.2%
Communications Equipment – 3.3%
	Avaya, Inc. (a)	471,800	5,034,106
	Cisco Systems, Inc. (a)	410,600	7,029,472

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	Nortel Networks Corp. (a)	1,467,660	4,491,039
	Communications Equipment Total		16,554,617
Computers & Peripherals – 3.4%
	Dell, Inc. (a)	251,110	7,530,789
	Hewlett-Packard Co.	152,760	4,373,519
	International Business Machines Corp.	63,115	5,188,053
	Computers & Peripherals Total		17,092,361
Electronic Equipment & Instruments – 1.6%
	Celestica, Inc. (a)	289,820	3,060,499
	Symbol Technologies, Inc.	379,600	4,866,472
	Electronic Equipment & Instruments Total		7,926,971
Internet Software & Services – 0.5%
	VeriSign, Inc. (a)	118,800	2,604,096
	Internet Software & Services Total		2,604,096
Semiconductors & Semiconductor Equipment – 4.6%
	ATI Technologies, Inc. (a)	512,643	8,709,804
	Broadcom Corp., Class A (a)	122,980	5,798,507
	Intel Corp.	211,080	5,268,557
	Linear Technology Corp.	84,380	3,043,587
	Semiconductors & Semiconductor Equipment Total		22,820,455
Software – 4.8%
	Electronic Arts, Inc. (a)	53,460	2,796,493
	Microsoft Corp.	542,720	14,192,128
	Oracle Corp. (a)	584,740	7,139,675
	Software Total		24,128,296
	INFORMATION TECHNOLOGY TOTAL		91,126,796
MATERIALS – 4.3%
Chemicals – 1.2%
	Cytec Industries, Inc.	53,500	2,548,205
	Dow Chemical Co.	83,700	3,667,734
	Chemicals Total		6,215,939
Containers & Packaging – 2.2%
	Sealed Air Corp. (a)	45,740	2,569,216
	Smurfit-Stone Container Corp. (a)	581,320	8,237,304
	Containers & Packaging Total		10,806,520

5

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – 0.9%
	Alcoa, Inc.	157,200	4,648,404
	Metals & Mining Total		4,648,404
	MATERIALS TOTAL		21,670,863
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.3%
	CenturyTel, Inc.	37,350	1,238,526
	Diversified Telecommunication Services Total		1,238,526
Wireless Telecommunication Services – 0.4%
	Sprint Nextel Corp.	93,466	2,183,366
	Wireless Telecommunication Services Total		2,183,366
	TELECOMMUNICATION SERVICES TOTAL		3,421,892
	Total Common Stocks (cost of $418,412,240)		485,797,935

		Par ($)
Short-Term Obligation – 3.0%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Note maturing 11/15/12, market value of $15,237,563 (repurchase proceeds $14,939,609)	14,934,000	14,934,000
	Total Short-Term Obligation (cost of $14,934,000)		14,934,000

6

Value ($)
Total Investments — 100.0% (cost of $433,346,240)(b)(c)	500,731,935

Other Assets & Liabilities, Net — 0.0%	(188,595)

Net Assets — 100.0%	500,543,340

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.
(b) Cost for federal income tax purposes is $433,346,240.
(c) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$76,074,368	$(8,688,673)	$67,385,695

Acronym	Name
ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
December 31, 2005 (Unaudited)	Columbia Large Cap Growth Fund

		Shares	Value ($)*
Common Stocks – 99.0%
CONSUMER DISCRETIONARY – 11.8%
Hotels, Restaurants & Leisure – 1.0%
	Marriott International, Inc., Class A	108,370	7,257,539
	Starbucks Corp. (a)	220,900	6,629,209
	Hotels, Restaurants & Leisure Total		13,886,748
Internet & Catalog Retail – 1.5%
	eBay, Inc. (a)	469,700	20,314,525
	Internet & Catalog Retail Total		20,314,525
Media – 0.5%
	Getty Images, Inc. (a)	73,900	6,597,053
	Media Total		6,597,053
Multiline Retail – 0.8%
	Target Corp.	192,500	10,581,725
	Multiline Retail Total		10,581,725
Specialty Retail – 6.3%
	Best Buy Co., Inc.	92,330	4,014,508
	Chico’s FAS, Inc. (a)	160,900	7,068,337
	Home Depot, Inc.	380,680	15,409,927
	Lowe’s Companies, Inc.	296,750	19,781,355
	Office Depot, Inc. (a)	649,700	20,400,580
	Tiffany & Co.	428,900	16,422,581
	Specialty Retail Total		83,097,288
Textiles, Apparel & Luxury Goods – 1.7%
	Coach, Inc. (a)	449,730	14,993,998
	NIKE, Inc., Class B	82,910	7,195,759
	Textiles, Apparel & Luxury Goods Total		22,189,757
	CONSUMER DISCRETIONARY TOTAL		156,667,096
CONSUMER STAPLES – 11.2%
Beverages – 2.6%
	Diageo PLC, ADR	114,700	6,687,010
	PepsiCo, Inc.	467,980	27,648,258
	Beverages Total		34,335,268
Food & Staples Retailing – 3.3%
	CVS Corp.	674,900	17,830,858
	Wal-Mart Stores, Inc.	566,000	26,488,800
	Food & Staples Retailing Total		44,319,658
Food Products – 1.0%
	Kellogg Co.	296,000	12,793,120
	Food Products Total		12,793,120

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – 4.3%
	Colgate-Palmolive Co.	270,700	14,847,895
	Procter & Gamble Co.	723,645	41,884,573
	Household Products Total		56,732,468
	CONSUMER STAPLES TOTAL		148,180,514
ENERGY – 4.6%
Energy Equipment & Services – 1.1%
	Halliburton Co.	230,800	14,300,368
	Energy Equipment & Services Total		14,300,368
Oil, Gas & Consumable Fuels – 3.5%
	Anadarko Petroleum Corp.	171,100	16,211,725
	CONSOL Energy, Inc.	62,600	4,080,268
	EOG Resources, Inc.	190,300	13,962,311
	XTO Energy, Inc.	277,400	12,188,956
	Oil, Gas & Consumable Fuels Total		46,443,260
	ENERGY TOTAL		60,743,628
FINANCIALS – 8.6%
Capital Markets – 2.5%
	Franklin Resources, Inc.	110,800	10,416,308
	Merrill Lynch & Co., Inc.	177,500	12,022,075
	State Street Corp.	202,550	11,229,372
	Capital Markets Total		33,667,755
Commercial Banks – 1.8%
	Wells Fargo & Co.	222,540	13,982,188
	Zions Bancorporation	128,700	9,724,572
	Commercial Banks Total		23,706,760
Diversified Financial Services – 1.1%
	Citigroup, Inc.	292,656	14,202,596
	Diversified Financial Services Total		14,202,596
Insurance – 3.2%
	American International Group, Inc.	513,950	35,066,808
	XL Capital Ltd., Class A	101,800	6,859,284
	Insurance Total		41,926,092
	FINANCIALS TOTAL		113,503,203
HEALTH CARE – 20.4%
Biotechnology – 2.9%
	Amgen, Inc. (a)	291,870	23,016,868
	Genentech, Inc. (a)	96,800	8,954,000

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Protein Design Labs, Inc. (a)	237,900	6,761,118
	Biotechnology Total		38,731,986
Health Care Equipment & Supplies – 5.8%
	Alcon, Inc.	27,130	3,516,048
	Baxter International, Inc.	262,400	9,879,360
	Medtronic, Inc.	406,930	23,426,960
	PerkinElmer, Inc.	286,000	6,738,160
	Thermo Electron Corp. (a)	565,660	17,043,336
	Varian Medical Systems, Inc. (a)	307,670	15,488,108
	Health Care Equipment & Supplies Total		76,091,972
Health Care Providers & Services – 4.2%
	Aetna, Inc.	154,000	14,523,740
	Caremark Rx, Inc. (a)	253,320	13,119,443
	UnitedHealth Group, Inc.	456,430	28,362,560
	Health Care Providers & Services Total		56,005,743
Pharmaceuticals – 7.5%
	IVAX Corp. (a)	414,910	12,999,130
	Johnson & Johnson	474,240	28,501,824
	Novartis AG, ADR	488,870	25,655,898
	Roche Holdings Ltd., ADR	177,500	13,285,875
	Teva Pharmaceutical Industries Ltd., ADR	443,546	19,076,913
	Pharmaceuticals Total		99,519,640
	HEALTH CARE TOTAL		270,349,341
INDUSTRIALS – 12.4%
Aerospace & Defense – 1.3%
	United Technologies Corp.	302,500	16,912,775
	Aerospace & Defense Total		16,912,775
Construction & Engineering – 0.5%
	Foster Wheeler Ltd. (a)	183,300	6,741,774
	Construction & Engineering Total		6,741,774
Electrical Equipment – 2.4%
	Emerson Electric Co.	173,000	12,923,100
	Rockwell Automation, Inc.	318,520	18,843,643
	Electrical Equipment Total		31,766,743
Industrial Conglomerates – 4.8%
	General Electric Co.	1,808,215	63,377,936
	Industrial Conglomerates Total		63,377,936

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 2.0%
	Caterpillar, Inc.	187,500	10,831,875
	ITT Industries, Inc.	150,480	15,472,354
	Machinery Total		26,304,229
Road & Rail – 1.4%
	Burlington Northern Santa Fe Corp.	110,500	7,825,610
	Canadian National Railway Co.	137,300	10,982,627
	Road & Rail Total		18,808,237
	INDUSTRIALS TOTAL		163,911,694
INFORMATION TECHNOLOGY – 27.1%
Communications Equipment – 3.4%
	Cisco Systems, Inc. (a)	524,965	8,987,401
	Corning, Inc. (a)	284,300	5,589,338
	Juniper Networks, Inc. (a)	143,200	3,193,360
	Motorola, Inc.	565,200	12,767,868
	QUALCOMM, Inc.	328,600	14,156,088
	Communications Equipment Total		44,694,055
Computers & Peripherals – 4.4%
	Apple Computer, Inc. (a)	159,600	11,473,644
	EMC Corp. (a)	1,158,890	15,784,082
	Hewlett-Packard Co.	230,380	6,595,779
	International Business Machines Corp.	298,180	24,510,396
	Computers & Peripherals Total		58,363,901
Internet Software & Services – 4.9%
	Akamai Technologies, Inc. (a)	328,000	6,537,040
	Google, Inc., Class A (a)	78,300	32,483,538
	Yahoo!, Inc. (a)	656,650	25,727,547
	Internet Software & Services Total		64,748,125
Semiconductors & Semiconductor Equipment – 6.6%
	Broadcom Corp., Class A (a)	273,100	12,876,665
	Intel Corp.	1,078,970	26,931,091
	Lam Research Corp. (a)	445,600	15,899,008
	MEMC Electronic Materials, Inc. (a)	443,000	9,821,310
	Microchip Technology, Inc.	266,640	8,572,476
	National Semiconductor Corp.	118,200	3,070,836
	Texas Instruments, Inc.	317,410	10,179,339
	Semiconductors & Semiconductor Equipment Total		87,350,725

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 7.8%
	Autodesk, Inc.	159,640	6,856,538
	McAfee, Inc. (a)	346,600	9,403,258
	Microsoft Corp.	2,095,320	54,792,618
	NAVTEQ (a)	174,044	7,635,310
	Oracle Corp. (a)	526,500	6,428,565
	SAP AG, ADR	398,880	17,977,522
	Software Total		103,093,811
	INFORMATION TECHNOLOGY TOTAL		358,250,617
MATERIALS – 2.4%
Chemicals – 2.4%
	Monsanto Co.	143,331	11,112,452
	Praxair, Inc.	394,380	20,886,365
	Chemicals Total		31,998,817
	MATERIALS TOTAL		31,998,817
TELECOMMUNICATION SERVICES – 0.5%
Wireless Telecommunication Services – 0.5%
	American Tower Corp., Class A (a)	271,700	7,363,070
	Wireless Telecommunication Services Total		7,363,070
	TELECOMMUNICATION SERVICES TOTAL		7,363,070
	Total Investments – 99.0% (cost of $1,102,106,826)(b)(c)		1,310,967,980
	Other Assets & Liabilities, Net – 1.0%		12,933,060
	Net Assets – 100.0%		1,323,901,040

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $1,102,106,826.

(c) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$220,602,207	$(11,741,053)	$208,861,154

5

Acronym	Name
ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Disciplined Value Fund

		Shares	Value ($)*
Common Stocks – 99.4%
CONSUMER DISCRETIONARY – 8.9%
Hotels, Restaurants & Leisure – 2.5%
	McDonald’s Corp.	301,800	10,176,696
	Hotels, Restaurants & Leisure Total		10,176,696
Household Durables – 0.5%
	Pulte Homes, Inc.	53,200	2,093,952
	Household Durables Total		2,093,952
Media – 2.7%
	Time Warner, Inc.	261,500	4,560,560
	Viacom, Inc., Class B	59,100	1,926,660
	Walt Disney Co.	197,200	4,726,884
	Media Total		11,214,104
Multiline Retail – 0.7%
	Dillard’s, Inc., Class A	124,000	3,077,680
	Multiline Retail Total		3,077,680
Specialty Retail – 2.5%
	Autonation, Inc. (a)	108,000	2,346,840
	Barnes & Noble, Inc.	183,200	7,817,144
	Specialty Retail Total		10,163,984
	CONSUMER DISCRETIONARY TOTAL		36,726,416
CONSUMER STAPLES – 5.7%
Beverages – 2.4%
	Coca-Cola Co.	241,500	9,734,865
	Beverages Total		9,734,865
Food Products – 0.2%
	Tyson Foods, Inc., Class A	59,500	1,017,450
	Food Products Total		1,017,450
Household Products – 0.1%
	Procter & Gamble Co.	8,800	509,344
	Household Products Total		509,344
Tobacco – 3.0%
	Loews Corp. - Carolina Group	7,200	316,728
	Reynolds American, Inc.	125,900	12,002,047
	Tobacco Total		12,318,775
	CONSUMER STAPLES TOTAL		23,580,434
ENERGY – 13.6%
Oil, Gas & Consumable Fuels – 13.6%
	Amerada Hess Corp.	82,500	10,462,650
	Chevron Corp.	265,000	15,044,050
	ConocoPhillips	131,800	7,668,124

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Devon Energy Corp.	5,900	368,986
	Exxon Mobil Corp.	397,400	22,321,958
	Sunoco, Inc.	4,700	368,386
	Oil, Gas & Consumable Fuels Total		56,234,154
	ENERGY TOTAL		56,234,154
FINANCIALS – 36.7%
Capital Markets – 9.2%
	Goldman Sachs Group, Inc.	111,800	14,277,978
	Lehman Brothers Holdings, Inc.	25,100	3,217,067
	Mellon Financial Corp.	104,700	3,585,975
	Merrill Lynch & Co., Inc.	26,300	1,781,299
	Morgan Stanley	73,600	4,176,064
	Nuveen Investments, Class A	83,100	3,541,722
	State Street Corp.	138,300	7,667,352
	Capital Markets Total		38,247,457
Commercial Banks – 3.1%
	KeyCorp	64,100	2,110,813
	National City Corp.	35,800	1,201,806
	U.S. Bancorp	4,000	119,560
	Wachovia Corp.	117,800	6,226,908
	Wells Fargo & Co.	53,100	3,336,273
	Commercial Banks Total		12,995,360
Diversified Financial Services – 5.6%
	Citigroup, Inc.	268,500	13,030,305
	JPMorgan Chase & Co.	253,900	10,077,291
	Diversified Financial Services Total		23,107,596
Insurance – 17.1%
	AFLAC, Inc.	13,800	640,596
	Allstate Corp.	150,300	8,126,721
	American Financial Group, Inc.	5,500	210,705
	American International Group, Inc.	49,900	3,404,677
	Assurant, Inc.	48,300	2,100,567
	Chubb Corp.	90,600	8,847,090
	Conseco, Inc. (a)	40,700	943,019
	First American Corp.	72,800	3,297,840
	Genworth Financial, Inc., Class A	141,400	4,889,612
	Hanover Insurance Group, Inc.	4,100	171,257
	Hartford Financial Services Group, Inc.	116,300	9,989,007

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	MetLife, Inc.	1,000	49,000
	Nationwide Financial Services, Inc., Class A	26,200	1,152,800
	Principal Financial Group, Inc.	192,400	9,125,532
	Prudential Financial, Inc.	144,200	10,553,998
	SAFECO Corp.	101,000	5,706,500
	W.R Berkley Corp.	31,700	1,509,554
	Insurance Total		70,718,475
Real Estate – 1.0%
	Annaly Mortgage Management, Inc., REIT	369,300	4,040,142
	Real Estate Total		4,040,142
Thrifts & Mortgage Finance – 0.7%
	Fannie Mae	33,500	1,635,135
	Freddie Mac	17,400	1,137,090
	Thrifts & Mortgage Finance Total		2,772,225
	FINANCIALS TOTAL		151,881,255
HEALTH CARE – 7.0%
Health Care Providers & Services – 4.7%
	AmerisourceBergen Corp.	220,600	9,132,840
	Cigna Corp.	44,900	5,015,330
	McKesson Corp.	96,900	4,999,071
	Medco Health Solutions, Inc. (a)	500	27,900
	Sierra Health Services, Inc. (a)	6,700	535,732
	Health Care Providers & Services Total		19,710,873
Pharmaceuticals – 2.3%
	Pfizer, Inc.	406,900	9,488,908
	Pharmaceuticals Total		9,488,908
	HEALTH CARE TOTAL		29,199,781
INDUSTRIALS – 6.6%
Aerospace & Defense – 2.3%
	Boeing Co.	38,400	2,697,216
	General Dynamics Corp.	5,000	570,250
	Northrop Grumman Corp.	81,000	4,868,910
	Raytheon Co.	38,100	1,529,715
	Aerospace & Defense Total		9,666,091
Air Freight & Logistics – 0.4%
	FedEx Corp.	15,300	1,581,867
	Air Freight & Logistics Total		1,581,867

3

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – 2.4%
	Cendant Corp.	567,000	9,780,750
	Deluxe Corp.	10,300	310,442
	Commercial Services & Supplies Total		10,091,192
Machinery – 1.2%
	Parker Hannifin Corp.	60,500	3,990,580
	Pentair, Inc.	26,700	921,684
	Machinery Total		4,912,264
Transportation – 0.3%
	Laidlaw International, Inc.	46,100	1,070,903
	Transportation Total		1,070,903
	INDUSTRIALS TOTAL		27,322,317
INFORMATION TECHNOLOGY – 4.7%
Communications Equipment – 1.2%
	Motorola, Inc.	208,600	4,712,274
	Communications Equipment Total		4,712,274
Computers & Peripherals – 2.0%
	Hewlett-Packard Co.	53,100	1,520,253
	International Business Machines Corp.	81,000	6,658,200
	Computers & Peripherals Total		8,178,453
Semiconductors & Semiconductor Equipment – 0.0%
	Freescale Semiconductor, Inc., Class B (a)	5,900	148,503
	Semiconductors & Semiconductor Equipment Total		148,503
Software – 1.5%
	Microsoft Corp.	95,500	2,497,325
	Reynolds & Reynolds Co., Class A	135,200	3,795,064
	Software Total		6,292,389
	INFORMATION TECHNOLOGY TOTAL		19,331,619
MATERIALS – 4.2%
Chemicals – 0.4%
	Celanese Corp., Series A	32,600	623,312
	Scotts Miracle-Gro Co., Class A	24,500	1,108,380
	Chemicals Total		1,731,692
Metals & Mining – 3.8%
	Nucor Corp.	134,800	8,993,856

4

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Phelps Dodge Corp.	46,100	6,632,407
	Metals & Mining Total		15,626,263
	MATERIALS TOTAL		17,357,955
TELECOMMUNICATION SERVICES – 5.3%
Diversified Telecommunication Services – 4.4%
	AT&T, Inc.	266,500	6,526,589
	BellSouth Corp.	99,900	2,707,290
	CenturyTel, Inc.	126,000	4,178,160
	MCI, Inc.	25,300	499,169
	Verizon Communications, Inc.	139,300	4,195,716
	Diversified Telecommunication Services Total		18,106,924
Wireless Telecommunication Services – 0.9%
	Crown Castle International Corp. (a)	143,800	3,869,658
	Sprint Nextel Corp.	200	4,672
	Wireless Telecommunication Services Total		3,874,330
	TELECOMMUNICATION SERVICES TOTAL		21,981,254
UTILITIES – 6.7%
Electric Utilities – 4.4%
	American Electric Power Co., Inc.	155,900	5,782,331
	FirstEnergy Corp.	249,500	12,223,005
	Electric Utilities Total		18,005,336
Gas Utilities – 0.2%
	UGI Corp.	40,200	828,120
	Gas Utilities Total		828,120
Multi - Utilities – 2.1%
	CenterPoint Energy, Inc.	242,800	3,119,980
	PG&E Corp.	150,900	5,601,408
	Multi - Utilities Total		8,721,388
	UTILITIES TOTAL		27,554,844
	Total Common Stocks (cost of $366,043,552)		411,170,029

		Par ($)
Short-Term Obligation – 0.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/31/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Bond maturing 08/15/19, market value of $2,059,050 (repurchase proceeds $2,016,757)	2,016,000	2,016,000

5

Value ($)
Total Short-Term Obligation (cost of $2,016,000)	2,016,000
Total Investments – 99.9% (cost of $368,059,552)(b)(c)	413,186,029
Other Assets & Liabilities, Net – 0.1%	453,640
Net Assets – 100.0%	413,639,669

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.
(b) Cost for federal income tax purposes is $368,059,552.
(c) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$55,628,485	$(10,502,008)	$45,126,477

Acronym	Name

REIT	Real Estate Investment Trust

6

INVESTMENT PORTFOLIO
December 31, 2005 (Unaudited)	Columbia Small Company Equity Fund

		Shares	Value ($)*
Common Stocks – 95.5%
CONSUMER DISCRETIONARY – 15.3%
Automobiles – 0.7%
	Thor Industries, Inc.	6,535	261,858
	Winnebago Industries, Inc.	39,090	1,300,915
	Automobiles Total		1,562,773
Distributors – 0.6%
	WESCO International, Inc. (a)	29,930	1,278,909
	Distributors Total		1,278,909
Diversified Consumer Services – 0.7%
	Education Management Corp. (a)	45,990	1,541,125
	Diversified Consumer Services Total		1,541,125
Hotels, Restaurants & Leisure – 3.8%
	Gaylord Entertainment Co. (a)	55,900	2,436,681
	Isle of Capris Casinos, Inc. (a)	45,540	1,109,355
	Kerzner International Ltd. (a)	21,140	1,453,375
	P.F. Chang’s China Bistro, Inc. (a)	11,100	550,893
	RARE Hospitality International, Inc. (a)	50,580	1,537,126
	Ruby Tuesday, Inc.	14,133	365,903
	Scientific Games Corp., Class A (a)	28,860	787,301
	Hotels, Restaurants & Leisure Total		8,240,634
Household Durables – 0.2%
	Yankee Candle Co., Inc.	16,136	413,082
	Household Durables Total		413,082
Internet & Catalog Retail – 1.8%
	Blue Nile, Inc. (a)	34,660	1,397,144
	Coldwater Creek, Inc. (a)	57,270	1,748,453
	NetFlix, Inc. (a)	34,130	923,558
	Internet & Catalog Retail Total		4,069,155
Media – 2.3%
	aQuantive, Inc. (a)	48,840	1,232,722
	Catalina Marketing Corp.	34,930	885,476
	Gray Television, Inc.	51,838	509,049
	Lions Gate Entertainment Corp. (a)	23,215	178,291
	R.H. Donnelley Corp. (a)	12,583	775,365
	Radio One, Inc., Class D (a)	64,201	664,480
	Valassis Communications, Inc. (a)	27,760	806,983
	WPT Enterprises, Inc. (a)	6,445	38,283
	Media Total		5,090,649
Specialty Retail – 3.1%
	Charlotte Russe Holding, Inc. (a)	28,860	601,154
	Children’s Place Retail Stores, Inc. (a)	17,190	849,530

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
	Finish Line, Inc., Class A	73,040	1,272,357
	GameStop Corp., Class A (a)	46,820	1,489,812
	HOT Topic, Inc. (a)	86,000	1,225,500
	Jarden Corp. (a)	6,583	198,477
	Pacific Sunwear of California, Inc. (a)	27,490	685,051
	Tuesday Morning Corp.	21,559	451,014
	Specialty Retail Total		6,772,895
Textiles, Apparel & Luxury Goods – 2.1%
	Carter’s, Inc. (a)	22,855	1,345,017
	Jos. A. Bank Clothiers, Inc. (a)	45,900	1,992,519
	Wolverine World Wide, Inc.	52,790	1,185,663
	Textiles, Apparel & Luxury Goods Total		4,523,199
	CONSUMER DISCRETIONARY TOTAL		33,492,421
CONSUMER STAPLES – 1.1%
Beverages – 0.5%
	Hansen Natural Corp. (a)	12,690	1,000,099
	Beverages Total		1,000,099
Food & Staples Retailing – 0.0%
	United Natural Foods, Inc. (a)	3,142	82,949
	Food & Staples Retailing Total		82,949
Food Products – 0.0%
	Delta & Pine Land Co.	2,347	54,004
	Food Products Total		54,004
Personal Products – 0.6%
	Nu Skin Enterprises, Inc., Class A	74,860	1,316,039
	Personal Products Total		1,316,039
	CONSUMER STAPLES TOTAL		2,453,091
ENERGY – 7.8%
Energy Equipment & Services – 3.0%
	Atwood Oceanics, Inc. (a)	16,400	1,279,692
	CAL Dive International, Inc. (a)	65,540	2,352,231
	Energy Conversion Devices, Inc. (a)	19,690	802,367
	Hydril (a)	21,750	1,361,550
	Tetra Technologies, Inc. (a)	26,432	806,705
	Energy Equipment & Services Total		6,602,545
Oil, Gas & Consumable Fuels – 4.8%
	Cabot Oil & Gas Corp.	8,620	388,762

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Cheniere Energy, Inc. (a)	14,890	554,206
	Denbury Resources, Inc. (a)	62,360	1,420,561
	Encore Acquisition Co. (a)	16,670	534,107
	Foundation Coal Holdings, Inc.	29,380	1,116,440
	Frontier Oil Corp.	15,080	565,952
	Holly Corp.	12,040	708,795
	Remington Oil & Gas Corp. (a)	17,970	655,905
	St. Mary Land & Exploration Co.	15,190	559,144
	Superior Energy Services, Inc. (a)	111,430	2,345,601
	Todco, Class A	40,450	1,539,527
	Oil, Gas & Consumable Fuels Total		10,389,000
	ENERGY TOTAL		16,991,545
FINANCIALS – 10.1%
Capital Markets – 2.0%
	Affiliated Managers Group, Inc. (a)	53,580	4,299,795
	Capital Markets Total		4,299,795
Commercial Banks – 4.1%
	Boston Private Financial Holdings, Inc.	86,700	2,637,414
	City National Corp.	16,180	1,172,079
	Fidelity Bankshares, Inc.	38,420	1,256,334
	Prosperity Bancshares, Inc.	40,630	1,167,706
	South Financial Group, Inc.	9,467	260,721
	Texas Capital Bancshares, Inc. (a)	60,170	1,348,410
	Westamerica Bancorporation	20,020	1,062,462
	Commercial Banks Total		8,905,126
Consumer Finance – 1.1%
	Nelnet, Inc., Class A (a)	28,260	1,149,617
	World Acceptance Corp. (a)	47,622	1,357,227
	Consumer Finance Total		2,506,844
Diversified Financial Services – 0.6%
	Calamos Asset Management, Inc., Class A	697	21,921
	Jackson Hewitt Tax Service, Inc.	46,050	1,276,045
	Diversified Financial Services Total		1,297,966
Insurance – 1.2%
	Selective Insurance Group, Inc.	26,120	1,386,972
	Tower Group, Inc.	56,980	1,252,420
	Insurance Total		2,639,392
Real Estate – 1.1%
	Bluegreen Corp. (a)	75,536	1,193,469

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Strategic Hotel Capital, Inc., REIT	41,033	844,459
	Washington, REIT	14,030	425,810
	Real Estate Total		2,463,738
	FINANCIALS TOTAL		22,112,861
HEALTH CARE – 18.8%
Biotechnology – 4.7%
	Alkermes, Inc. (a)	37,130	709,925
	Amylin Pharmaceuticals, Inc. (a)	47,513	1,896,719
	Arena Pharmaceuticals, Inc. (a)	68,720	977,198
	Cubist Pharmaceuticals, Inc. (a)	30,000	637,500
	CV Therapeutics, Inc. (a)	39,290	971,642
	Exelixis, Inc. (a)	90,300	850,626
	Illumina, Inc. (a)	102,250	1,441,725
	Myogen, Inc. (a)	27,230	821,257
	Protein Design Labs, Inc. (a)	38,740	1,100,991
	Vertex Pharmaceuticals, Inc. (a)	33,270	920,581
	Biotechnology Total		10,328,164
Health Care Equipment & Supplies – 6.3%
	American Medical Systems Holdings, Inc. (a)	70,470	1,256,480
	Aspect Medical Systems, Inc. (a)	48,490	1,665,632
	Foxhollow Technologies, Inc. (a)	15,390	458,468
	Haemonetics Corp. (a)	10,840	529,642
	Hologic, Inc. (a)	14,880	564,250
	Immucor, Inc. (a)	64,870	1,515,363
	Intuitive Surgical, Inc. (a)	10,740	1,259,480
	Kyphon, Inc. (a)	59,050	2,411,011
	Meridian Bioscience, Inc.	63,291	1,274,681
	Nektar Therapeutics (a)	48,770	802,754
	Respironics, Inc. (a)	25,462	943,876
	Somanetics Corp. (a)	32,720	1,047,040
	Health Care Equipment & Supplies Total		13,728,677
Health Care Providers & Services – 5.6%
	Advisory Board Co. (a)	8,202	390,989
	Allion Healthcare, Inc. (a)	30,462	354,882
	Apria Healthcare Group, Inc. (a)	10,161	244,982
	Centene Corp. (a)	87,930	2,311,680
	HealthExtras, Inc. (a)	43,780	1,098,878
	LifePoint Hospitals, Inc. (a)	17,650	661,875
	Pediatrix Medical Group, Inc. (a)	10,840	960,099

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	PRA International (a)	26,357	741,950
	Psychiatric Solutions, Inc. (a)	15,561	914,053
	VCA Antech, Inc. (a)	157,292	4,435,634
	Health Care Providers & Services Total		12,115,022
Pharmaceuticals – 2.2%
	Medicis Pharmaceutical Corp., Class A	13,520	433,316
	MGI Pharma, Inc. (a)	25,683	440,720
	New River Pharmaceuticals, Inc. (a)	18,220	945,254
	Par Pharmaceutical Companies, Inc. (a)	37,990	1,190,607
	Penwest Pharmaceuticals Co. (a)	46,191	901,648
	Salix Pharmaceuticals Ltd. (a)	47,360	832,589
	Pharmaceuticals Total		4,744,134
	HEALTH CARE TOTAL		40,915,997
INDUSTRIALS– 10.4%
Aerospace & Defense – 1.0%
	BE Aerospace, Inc. (a)	35,470	780,340
	DRS Technologies, Inc.	8,060	414,445
	Teledyne Technologies, Inc. (a)	30,250	880,275
	Aerospace & Defense Total		2,075,060
Air Freight & Logistics – 2.1%
	HUB Group, Inc., Class A (a)	67,218	2,376,156
	UTI Worldwide, Inc.	24,271	2,253,320
	Air Freight & Logistics Total		4,629,476
Airlines – 0.7%
	AirTran Holdings, Inc. (a)	89,200	1,429,876
	Airlines Total		1,429,876
Commercial Services & Supplies – 3.2%
	CoStar Group, Inc. (a)	8,406	362,887
	Korn/Ferry International (a)	88,972	1,662,887
	Labor Ready, Inc. (a)	61,621	1,282,949
	Resources Connection, Inc. (a)	36,290	945,717
	Senomyx, Inc. (a)	49,058	594,583
	Waste Connections, Inc. (a)	60,350	2,079,661
	Commercial Services & Supplies Total		6,928,684
Electrical Equipment – 0.3%
	Evergreen Solar, Inc. (a)	65,380	696,297
	Electrical Equipment Total		696,297

5

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Industrial Conglomerates – 0.2%
	Walter Industries, Inc.	10,410	517,585
	Industrial Conglomerates Total		517,585
Machinery – 2.9%
	Actuant Corp., Class A	13,950	778,410
	Bucyrus International, Inc., Class A	12,700	669,290
	ESCO Technologies, Inc. (a)	5,425	241,358
	JLG Industries, Inc.	23,600	1,077,576
	Manitowoc Co., Inc.	14,970	751,794
	Wabtec Corp.	102,830	2,766,127
	Machinery Total		6,284,555
Road & Rail – 0.0%
	Florida East Coast Industries, Inc.	1,677	71,055
	Road & Rail Total		71,055
	INDUSTRIALS TOTAL		22,632,588
INFORMATION TECHNOLOGY – 26.7%
Communications Equipment – 3.3%
	Adtran, Inc.	30,130	896,066
	Anaren, Inc. (a)	1,689	26,399
	Atheros Communications, Inc. (a)	69,647	905,411
	AudioCodes Ltd. (a)	100,150	1,111,665
	Avocent Corp. (a)	33,470	910,049
	Emulex Corp. (a)	17,430	344,940
	F5 Networks, Inc. (a)	13,930	796,656
	NICE Systems Ltd., ADR (a)	26,180	1,260,829
	Packeteer, Inc. (a)	77,010	598,368
	Plantronics, Inc.	15,880	449,404
	Communications Equipment Total		7,299,787
Computers & Peripherals – 1.2%
	M-Systems Flash Disk Pioneers Ltd. (a)	29,660	982,339
	Neoware Systems, Inc. (a)	33,832	788,286
	Stratasys, Inc. (a)	31,230	781,062
	Computers & Peripherals Total		2,551,687
Electronic Equipment & Instruments – 4.8%
	Anixter International, Inc.	47,160	1,844,899
	Daktronics, Inc.	58,960	1,743,447
	Global Imaging Systems, Inc. (a)	41,558	1,439,153
	Itron, Inc. (a)	52,500	2,102,100

6

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
	Plexus Corp. (a)	100,590	2,287,417
	TTM Technologies, Inc. (a)	103,010	968,294
	Electronic Equipment & Instruments Total		10,385,310
Internet Software & Services – 3.3%
	CNET Networks, Inc. (a)	51,280	753,303
	Digital River, Inc. (a)	25,800	767,292
	Digitas, Inc. (a)	142,920	1,789,359
	EarthLink, Inc. (a)	61,039	678,143
	Equinix, Inc. (a)	7,150	291,434
	Openwave Systems, Inc. (a)	28,240	493,353
	Secure Computing Corp. (a)	115,860	1,420,444
	ValueClick, Inc. (a)	56,530	1,023,758
	Internet Software & Services Total		7,217,086
IT Services – 1.9%
	Euronet Worldwide, Inc. (a)	35,630	990,514
	MPS Group, Inc. (a)	154,249	2,108,584
	MTC Technologies, Inc. (a)	22,620	619,336
	Talx Corp.	10,320	471,727
	IT Services Total		4,190,161
Semiconductors & Semiconductor Equipment – 6.0%
	Cymer, Inc. (a)	55,440	1,968,674
	Entegris, Inc. (a)	119,266	1,123,486
	Microsemi Corp. (a)	85,691	2,370,213
	Silicon Laboratories, Inc. (a)	38,380	1,407,011
	SiRF Technology Holdings, Inc. (a)	63,640	1,896,472
	Tessera Technologies, Inc. (a)	57,360	1,482,756
	Varian Semiconductor Equipment Associates, Inc. (a)	40,040	1,758,957
	Virage Logic Corp. (a)	121,000	1,195,480
	Semiconductors & Semiconductor Equipment Total		13,203,049
Software – 6.2%
	American Reprographics Co. (a)	27,299	693,668
	Ansys, Inc. (a)	40,630	1,734,495
	Epicor Software Corp. (a)	78,450	1,108,498
	Hyperion Solutions Corp. (a)	54,145	1,939,474
	Kronos, Inc. (a)	20,260	848,084
	Macrovision Corp. (a)	18,570	310,676
	MICROS Systems, Inc. (a)	13,000	628,160
	MicroStrategy, Inc., Class A (a)	5,200	430,248

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Open Solutions, Inc. (a)	54,060	1,239,055
	Parametric Technology Corp. (a)	124,840	761,524
	Progress Software Corp. (a)	71,700	2,034,846
	Quest Software, Inc. (a)	85,060	1,241,025
	RSA Security, Inc. (a)	47,360	531,853
	Software Total		13,501,606
	INFORMATION TECHNOLOGY TOTAL		58,348,686
MATERIALS – 3.1%
Chemicals – 1.5%
	Airgas, Inc.	37,260	1,225,854
	Symyx Technologies, Inc. (a)	78,890	2,152,908
	Chemicals Total		3,378,762
Construction Materials – 0.4%
	Eagle Materials, Inc.	6,640	812,470
	Construction Materials Total		812,470
Metals & Mining – 1.2%
	Allegheny Technologies, Inc.	23,120	834,170
	Cleveland-Cliffs, Inc.	7,740	685,532
	Reliance Steel & Aluminum Co.	9,860	602,643
	Royal Gold, Inc.	13,000	451,490
	Metals & Mining Total		2,573,835
	MATERIALS TOTAL		6,765,067
TELECOMMUNICATION SERVICES – 1.4%
Diversified Telecommunication Services – 0.2%
	Tekelec (a)	27,630	384,057
	Diversified Telecommunication Services Total		384,057
Wireless Telecommunication Services – 1.2%
	Dobson Communications Corp., Class A (a)	175,360	1,315,200

8

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	SBA Communications Corp., Class A (a)	70,214	1,256,831
	Wireless Telecommunication Services Total		2,572,031
	TELECOMMUNICATION SERVICES TOTAL		2,956,088
UTILITIES – 0.8%
Gas Utilities – 0.8%
	Energen Corp.	47,920	1,740,454
	Gas Utilities Total		1,740,454
	UTILITIES TOTAL		1,740,454
	Total Common Stocks (cost of $183,539,689)		208,408,798
Investment Company – 0.9%
	iShares Nasdaq Biotechnology Index Fund	25,553	1,973,714
	Total Investment Company (cost of $1,845,182)		1,973,714

		Par ($)
Short-Term Obligation – 2.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Note maturing 05/15/09, market value of $4,821,928 (repurchase proceeds $4,727,775)	4,726,000	4,726,000
	Total Short-Term Obligation (cost of $4,726,000)		4,726,000

9

Value ($)
Total Investments – 98.6% (cost of $190,110,871)(b)(c)	215,108,512
Other Assets & Liabilities, Net – 1.4%	3,093,379
Net Assets – 100.0%	218,201,891

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.
(b) Cost for federal income tax purposes is $190,110,871.
(c) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$31,535,111	$(6,537,470)	$24,997,641

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

10

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Small Cap Core Fund

		Shares	Value ($)*
Common Stocks — 97.3%
CONSUMER DISCRETIONARY – 19.8%
Auto Components – 1.2%
	Cooper Tire & Rubber Co.	234,120	3,586,718
	Keystone Automotive Industries, Inc. (a)	263,600	8,298,128
	R&B, Inc. (a)	430,921	4,085,131
	Sauer-Danfoss, Inc.	99,374	1,869,225
	Auto Components Total		17,839,202
Diversified Consumer Services – 0.7%
	Regis Corp.	277,800	10,714,746
	Diversified Consumer Services Total		10,714,746
Hotels, Restaurants & Leisure – 4.7%
	Buca, Inc. (a)	364,550	1,986,798
	CEC Entertainment, Inc. (a)	250,580	8,529,743
	Checkers Drive-In Restaurant, Inc. (a)(b)	578,913	8,776,321
	Famous Dave’s of America, Inc. (a)	451,450	5,087,841
	Fox & Hound Restaurant Group (a)	488,000	7,510,320
	Friendly Ice Cream Corp. (a)	224,000	1,926,400
	Gaylord Entertainment Co. (a)	103,900	4,529,001
	Jack in the Box, Inc. (a)	227,800	7,957,054
	O’Charleys, Inc. (a)	610,705	9,472,035
	Ruby Tuesday, Inc.	205,050	5,308,744
	Ryan’s Restaurant Group, Inc. (a)	409,500	4,938,570
	Steak n Shake Co. (a)	177,150	3,002,693
	Hotels, Restaurants & Leisure Total		69,025,520
Household Durables – 0.5%
	Yankee Candle Co., Inc.	261,450	6,693,120
	Household Durables Total		6,693,120
Internet & Catalog Retail – 0.3%
	Valuevision Media, Inc., Class A (a)	398,350	5,019,210
	Internet & Catalog Retail Total		5,019,210
Leisure Equipment & Products – 1.7%
	Callaway Golf Co.	356,700	4,936,728
	RC2 Corp. (a)	342,100	12,151,392
	Steinway Musical Instruments, Inc. (a)	230,600	5,882,606
	Topps Co., Inc.	266,268	1,978,371
	Leisure Equipment & Products Total		24,949,097
Media – 2.7%
	ADVO, Inc.	351,349	9,901,015
	Catalina Marketing Corp.	360,750	9,145,012
	Journal Register Co.	357,950	5,351,353

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
	Paxson Communications Corp. (a)	1,242,250	1,118,025
	Regent Communications, Inc. (a)	816,698	3,789,479
	Scholastic Corp. (a)	243,100	6,930,781
	Sinclair Broadcast Group, Inc., Class A	256,250	2,357,500
	Young Broadcasting, Inc., Class A (a)	226,150	587,990
	Media Total		39,181,155
Specialty Retail – 6.4%
	Buckle, Inc.	272,650	8,790,236
	Dress Barn, Inc. (a)	182,950	7,063,699
	Gaiam, Inc. (a)	242,650	3,278,201
	Gymboree Corp. (a)	387,800	9,074,520
	Hancock Fabrics, Inc.	412,300	1,678,061
	Haverty Furniture Companies, Inc.	181,350	2,337,602
	HOT Topic, Inc. (a)	269,600	3,841,800
	Jarden Corp. (a)	132,825	4,004,674
	Kirkland’s, Inc. (a)	251,688	1,502,577
	Lithia Motors, Inc., Class A	345,600	10,865,664
	Men’s Wearhouse, Inc. (a)	83,100	2,446,464
	Monro Muffler, Inc. (a)	215,046	6,520,195
	Payless Shoesource, Inc. (a)	174,200	4,372,420
	Rent-A-Center, Inc. (a)	441,350	8,323,861
	Rush Enterprises, Inc., Class A (a)	146,100	2,173,968
	Rush Enterprises, Inc., Class B (a)	194,650	2,802,960
	Sports Authority Inc. (a)	223,927	6,970,848
	Stage Stores, Inc.	291,450	8,679,381
	Specialty Retail Total		94,727,131
Textiles, Apparel & Luxury Goods – 1.6%
	Ashworth, Inc. (a)	290,100	2,451,345
	Phillips-Van Heusen Corp.	169,100	5,478,840
	Quiksilver, Inc. (a)	520,500	7,203,720
	Rocky Shoes & Boots, Inc. (a)	130,150	3,170,454
	Tommy Hilfiger Corp. (a)	285,700	4,639,768
	Textiles, Apparel & Luxury Goods Total		22,944,127
	CONSUMER DISCRETIONARY TOTAL		291,093,308
CONSUMER STAPLES – 2.0%
Food & Staples Retailing – 0.4%
	Casey’s General Stores, Inc.	153,420	3,804,816

2

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
	Wild Oats Markets, Inc. (a)	188,600	2,278,288
	Food & Staples Retailing Total		6,083,104
Food Products – 0.7%
	Corn Products International, Inc.	284,150	6,788,344
	Delta & Pine Land Co.	163,400	3,759,834
	Food Products Total		10,548,178
Household Products – 0.9%
	Central Garden & Pet Co. (a)	183,700	8,439,178
	Spectrum Brands, Inc. (a)	237,950	4,832,764
	Household Products Total		13,271,942
	CONSUMER STAPLES TOTAL		29,903,224
ENERGY – 3.5%
Energy Equipment & Services – 1.4%
	Core Laboratories NV (a)	82,050	3,065,388
	Gulfmark Offshore, Inc. (a)	213,155	6,313,651
	Hanover Compressor Co. (a)	2,609	36,813
	Newpark Resources, Inc. (a)	760,350	5,801,471
	Oceaneering International, Inc. (a)	100,950	5,025,291
	Superior Well Services, Inc. (a)	37,650	894,564
	Energy Equipment & Services Total		21,137,178
Oil, Gas & Consumable Fuels – 2.1%
	Foundation Coal Holdings, Inc.	27,950	1,062,100
	Houston Exploration Co. (a)	142,250	7,510,800
	Southwestern Energy Co. (a)	219,100	7,874,454
	Warren Resources, Inc. (a)	99,800	1,578,836
	Western Gas Resources, Inc.	97,300	4,581,857
	Whiting Petroleum Corp. (a)	184,200	7,368,000
	Oil, Gas & Consumable Fuels Total		29,976,047
	ENERGY TOTAL		51,113,225
FINANCIALS – 10.3%
Capital Markets – 0.4%
	Waddell & Reed Financial, Inc., Class A	269,050	5,641,979
	Capital Markets Total		5,641,979
Commercial Banks – 1.8%
	EuroBancshares, Inc. (a)	125,850	1,783,295
	First Niagara Financial Group, Inc.	408,700	5,913,889
	Oriental Financial Group	470,590	5,816,492
	Republic Bancorp, Inc.	138,049	1,642,787
	SNB Bancshares Inc. (a)	73,100	1,273,402

3

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Taylor Capital Group, Inc.	127,557	5,153,303
	UMB Financial Corp.	84,250	5,384,417
	Commercial Banks Total		26,967,585
Diversified Financial Services – 0.4%
	Prospect Energy Corp.	158,997	2,411,969
	QC Holdings, Inc. (a)	348,402	4,017,075
	Diversified Financial Services Total		6,429,044
Insurance – 3.5%
	Bristol West Holdings, Inc.	249,450	4,747,033
	Direct General Corp.	209,500	3,540,550
	EMC Insurance Group, Inc.	189,200	3,772,648
	Hilb Rogal & Hobbs Co.	80,950	3,117,384
	Horace Mann Educators Corp.	211,350	4,007,196
	Hub International Ltd.	204,550	5,277,390
	Midland Co.	178,365	6,428,275
	National Interstate Corp.	48,612	927,031
	Navigators Group, Inc. (a)	148,850	6,491,348
	NYMAGIC, Inc.	102,250	2,534,778
	Ohio Casualty Corp.	258,900	7,332,048
	Phoenix Companies, Inc.	194,700	2,655,708
	Insurance Total		50,831,389
Real Estate – 2.3%
	Acadia Realty Trust, REIT	196,850	3,946,842
	DiamondRock Hospitality Co., REIT	391,460	4,681,862
	First Potomac Realty Trust, REIT	389,600	10,363,360
	Gramercy Capital Corp., REIT	265,100	6,038,978
	Innkeepers USA Trust, Inc., REIT	426,350	6,821,600
	Windrose Medical Properties Trust, REIT	148,950	2,213,397
	Real Estate Total		34,066,039
Thrifts & Mortgage Finance – 1.9%
	Dime Community Bancshares	275,850	4,030,168
	Flagstar BanCorp, Inc.	224,600	3,234,240
	Jefferson Bancshares, Inc.	266,400	3,636,360
	Matrix Bancorp, Inc. (a)	195,912	3,700,974
	NewAlliance Bancshares, Inc.	485,900	7,064,986
	Webster Financial Corp.	103,550	4,856,495

4

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – (continued)
	Willow Grove Bancorp, Inc.	78,654	1,190,035
	Thrifts & Mortgage Finance Total		27,713,258
	FINANCIALS TOTAL		151,649,294
HEALTH CARE – 15.0%
Biotechnology – 2.1%
	BioMarin Pharmaceuticals, Inc. (a)	335,500	3,616,690
	Cambrex Corp.	529,300	9,934,961
	CV Therapeutics, Inc. (a)	179,200	4,431,616
	Serologicals Corp. (a)	310,850	6,136,179
	Strategic Diagnostics, Inc. (a)	646,450	2,353,078
	Threshold Pharmaceuticals, Inc. (a)	281,100	4,061,895
	Biotechnology Total		30,534,419
Health Care Equipment & Supplies – 6.4%
	Analogic Corp.	181,450	8,682,382
	Cooper Companies, Inc.	135,500	6,951,150
	Criticare Systems, Inc. (a)	281,400	1,395,744
	Cytyc Corp. (a)	140,550	3,967,726
	Datascope Corp.	223,200	7,376,760
	Greatbatch, Inc. (a)	57,850	1,504,679
	Haemonetics Corp. (a)	89,500	4,372,970
	Invacare Corp.	461,500	14,532,635
	Langer, Inc. (a)	320,769	1,667,999
	Lifecore Biomedical, Inc. (a)	296,500	4,812,195
	STAAR Surgical Co. (a)	645,900	5,102,610
	SurModics, Inc. (a)	69,449	2,568,919
	Thoratec Corp. (a)	404,850	8,376,346
	Viasys Healthcare, Inc. (a)	281,500	7,234,550
	West Pharmaceutical Services, Inc.	613,500	15,355,905
	Health Care Equipment & Supplies Total		93,902,570
Health Care Providers & Services – 4.8%
	Air Methods Corp. (a)	108,600	1,878,780
	Life Sciences Research, Inc. (a)	286,783	3,068,578
	LifePoint Hospitals, Inc. (a)	185,998	6,974,925
	Magellan Health Services, Inc. (a)	172,000	5,409,400
	Pediatrix Medical Group, Inc. (a)	186,850	16,549,304
	PSS World Medical, Inc. (a)	606,662	9,002,864
	Res-Care, Inc. (a)	1,111,675	19,309,795
	Triad Hospitals, Inc. (a)	111,900	4,389,837
	U.S. Physical Therapy, Inc. (a)	199,550	3,685,689
	Health Care Providers & Services Total		70,269,172

5

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 1.7%
	Acusphere, Inc. (a)	425,100	2,270,034
	Critical Therapeutics, Inc. (a)	303,800	2,181,284
	KV Pharmaceutical Co., Class A (a)	230,650	4,751,390
	Noven Pharmaceuticals, Inc. (a)	323,000	4,886,990
	Perrigo Co.	280,800	4,186,728
	Valeant Pharmaceuticals International	421,026	7,612,150
	Pharmaceuticals Total		25,888,576
	HEALTH CARE TOTAL		220,594,737
INDUSTRIALS– 19.2%
Aerospace & Defense – 2.4%
	Armor Holdings, Inc. (a)	428,915	18,293,225
	Aviall, Inc. (a)	137,300	3,954,240
	Ladish Co., Inc. (a)	269,100	6,014,385
	Moog, Inc., Class A (a)	227,900	6,467,802
	Aerospace & Defense Total		34,729,652
Air Freight & Logistics – 0.4%
	EGL, Inc. (a)	174,600	6,559,722
	Air Freight & Logistics Total		6,559,722
Building Products – 1.2%
	Jacuzzi Brands, Inc. (a)	1,092,850	9,179,940
	NCI Building Systems, Inc. (a)	197,100	8,372,808
	Building Products Total		17,552,748
Commercial Services & Supplies – 5.9%
	24/7 Real Media, Inc. (a)	165,500	1,214,770
	Bennett Environmental, Inc. (a)	498,300	1,544,730
	Consolidated Graphics, Inc. (a)	63,793	3,019,961
	Cornell Companies, Inc. (a)	604,082	8,348,413
	Danka Business Systems PLC, ADR (a)	1,572,223	2,578,446
	FTI Consulting, Inc. (a)	454,900	12,482,456
	G&K Services, Inc., Class A	151,150	5,932,637
	HMS Holdings Corp. (a)	250,400	1,915,560
	infoUSA, Inc.	348,800	3,812,384
	Kforce, Inc. (a)	836,004	9,329,805
	McGrath Rentcorp	136,850	3,804,430
	Nashua Corp. (a)	165,200	1,159,704
	NCO Group, Inc. (a)	358,780	6,070,558
	Nobel Learning Communities, Inc.	200,100	1,888,944

6

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
	RemedyTemp, Inc. (a)	121,960	1,128,130
	Spherion Corp. (a)	370,000	3,703,700
	Tetra Tech, Inc. (a)	503,750	7,893,762
	Unifirst Corp.	363,255	11,297,230
	Commercial Services & Supplies Total		87,125,620
Construction & Engineering – 1.8%
	Chicago Bridge & Iron Co., NV, N.Y. Registered Shares	408,200	10,290,722
	EMCOR Group, Inc. (a)	229,500	15,498,135
	Construction & Engineering Total		25,788,857
Electrical Equipment – 1.4%
	Baldor Electric Co.	134,272	3,444,077
	General Cable Corp. (a)	302,900	5,967,130
	LSI Industries, Inc.	700,581	10,971,098
	Wood’s (T.B.) Corp. (a)	29,170	201,273
	Electrical Equipment Total		20,583,578
Machinery – 4.4%
	AGCO Corp. (a)	219,250	3,632,972
	Albany International Corp., Class A	490,448	17,734,600
	Briggs & Stratton Corp.	151,700	5,884,443
	CIRCOR International, Inc.	134,529	3,452,014
	Key Technology, Inc. (a)	259,265	3,328,963
	Lydall, Inc. (a)	220,738	1,799,015
	Nordson Corp.	151,850	6,151,443
	Oshkosh Truck Corp.	113,650	5,067,653
	Terex Corp. (a)	200,394	11,903,404
	Watts Water Technologies, Inc., Class A	165,700	5,019,053
	Machinery Total		63,973,560
Road & Rail – 1.7%
	Arkansas Best Corp.	246,850	10,782,408
	Kansas City Southern (a)	245,295	5,992,557
	RailAmerica, Inc. (a)	367,700	4,041,023
	Werner Enterprises, Inc.	234,075	4,611,278
	Road & Rail Total		25,427,266
	INDUSTRIALS TOTAL		281,741,003
INFORMATION TECHNOLOGY – 17.7%
Communications Equipment – 0.8%
	EFJ, Inc. (a)	188,597	1,914,260
	Integral Systems, Inc.	163,750	3,088,325

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
	Performance Technologies, Inc. (a)(b)	751,700	6,156,423
	Communications Equipment Total		11,159,008
Computers & Peripherals – 1.7%
	Hypercom Corp. (a)	531,600	3,396,924
	Imation Corp.	299,950	13,818,696
	Presstek, Inc. (a)	387,250	3,500,740
	Rimage Corp. (a)	158,650	4,597,677
	Computers & Peripherals Total		25,314,037
Electronic Equipment & Instruments – 3.7%
	Agilysys, Inc.	254,989	4,645,900
	Benchmark Electronics, Inc. (a)	918,250	30,880,747
	Keithley Instruments, Inc.	334,690	4,678,966
	LeCroy Corp. (a)	165,800	2,535,082
	Merix Corp. (a)	393,100	2,842,113
	Rogers Corp. (a)	80,050	3,136,359
	Technitrol, Inc.	304,860	5,213,106
	Electronic Equipment & Instruments Total		53,932,273
Internet Software & Services – 0.7%
	S1 Corp. (a)	408,650	1,777,627
	Selectica, Inc. (a)	868,975	2,476,579
	Tumbleweed Communications Corp. (a)	788,800	2,429,504
	webMethods, Inc. (a)	446,920	3,445,753
	Internet Software & Services Total		10,129,463
IT Services – 2.6%
	Analysts International Corp. (a)	1,040,200	2,496,480
	Computer Task Group, Inc. (a)	900,200	3,555,790
	Inforte Corp.	495,900	1,958,805
	NCI, Inc., Class A (a)	181,480	2,491,721
	ProQuest Co. (a)	491,430	13,715,811
	Startek, Inc.	437,700	7,878,600
	TNS, Inc. (a)	301,200	5,777,016
	IT Services Total		37,874,223
Semiconductors & Semiconductor Equipment – 2.6%
	ATMI, Inc. (a)	271,397	7,590,974
	Exar Corp. (a)	168,529	2,109,983
	Fairchild Semiconductor International, Inc. (a)	572,250	9,676,747
	hifn, Inc. (a)	494,700	2,771,804

8

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	IXYS Corp. (a)	186,050	2,174,925
	ON Semiconductor Corp. (a)	1,123,250	6,211,573
	Peak International Ltd. (a)	238,300	631,495
	Pericom Semiconductor Corp. (a)	390,060	3,108,778
	Ultratech, Inc. (a)	245,446	4,030,223
	Semiconductors & Semiconductor Equipment Total		38,306,502
Software – 5.6%
	Epicor Software Corp. (a)	76,090	1,075,152
	FARO Technologies, Inc. (a)	297,043	5,940,860
	Lawson Software, Inc. (a)	707,156	5,197,597
	MapInfo Corp. (a)	241,850	3,049,729
	Mediware Information Systems (a)	314,600	3,787,784
	Mentor Graphics Corp. (a)	454,650	4,701,081
	MSC.Software Corp. (a)	460,515	7,828,755
	NetIQ Corp. (a)	333,950	4,104,245
	PLATO Learning, Inc. (a)	649,050	5,153,457
	Progress Software Corp. (a)	288,800	8,196,144
	SafeNet, Inc. (a)	269,600	8,686,512
	Sonic Solutions (a)	337,700	5,102,647
	Sybase, Inc. (a)	622,850	13,615,501
	THQ, Inc. (a)	242,950	5,794,357
	Software Total		82,233,821
	INFORMATION TECHNOLOGY TOTAL		258,949,327
MATERIALS – 6.5%
Chemicals – 3.9%
	Airgas, Inc.	220,500	7,254,450
	Albemarle Corp.	239,810	9,196,714
	H.B. Fuller Co.	323,060	10,360,534
	MacDermid, Inc.	515,363	14,378,628
	Sensient Technologies Corp.	299,800	5,366,420
	Spartech Corp.	456,250	10,014,687
	Chemicals Total		56,571,433
Containers & Packaging – 0.7%
	Greif, Inc., Class A	165,600	10,975,968
	Containers & Packaging Total		10,975,968
Metals & Mining – 1.6%
	Brush Engineered Materials, Inc. (a)	285,033	4,532,025
	GrafTech International Ltd. (a)	418,200	2,601,204
	Hecla Mining Co. (a)	290,550	1,179,633
	Northwest Pipe Co. (a)	301,550	8,081,540

9

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Reliance Steel & Aluminum Co.	119,700	7,316,064
	Metals & Mining Total		23,710,466
Paper & Forest Products – 0.3%
	Glatfelter	322,840	4,581,099
	Paper & Forest Products Total		4,581,099
	MATERIALS TOTAL		95,838,966
TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.6%
	General Communication, Inc., Class A (a)	406,450	4,198,628
	Premiere Global Services, Inc. (a)	486,450	3,954,839
	Diversified Telecommunication Services Total		8,153,467
Wireless Telecommunication Services – 0.1%
	LCC International, Inc., Class A (a)	546,150	1,780,449
	Wireless Telecommunication Services Total		1,780,449
	TELECOMMUNICATION SERVICES TOTAL		9,933,916
UTILITIES– 2.6%
Electric Utilities – 0.2%
	IDACORP, Inc.	119,650	3,505,745
	Electric Utilities Total		3,505,745
Gas Utilities – 1.6%
	New Jersey Resources Corp.	144,927	6,070,992
	Northwest Natural Gas Co.	108,400	3,705,112
	South Jersey Industries, Inc.	188,294	5,486,887
	Southwest Gas Corp.	293,650	7,752,360
	Gas Utilities Total		23,015,351
Multi - Utilities– 0.3%
	California Water Service Group	101,500	3,880,345
	Multi - Utilities Total		3,880,345
Water Utilities – 0.5%
	American States Water Co.	131,650	4,054,820
	Aqua America, Inc.	116,617	3,183,644
	Water Utilities Total		7,238,464
	UTILITIES TOTAL		37,639,905
	Total Common Stocks (cost of $1,135,855,214 )		1,428,456,905

10

		Par ($)	Value ($)
Short-Term Obligation – 2.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Note maturing 11/15/12, market value of $41,920,556 (repurchase proceeds $41,112,434)	41,097,000	41,097,000

	Total Investments – 100.1% (cost of $1,176,952,214)(c)(d)		1,469,553,905

	Other Assets & Liabilities, Net – (0.1)%		(1,995,638)

	Net Assets – 100.0%		1,467,558,267

Notes to Investment Portfolio:

*      Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.

11

(b) Investments in affiliated companies at December 31, 2005: An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares outstanding.

Security Name:	Checkers Drive-In Restaurant, Inc.
Shares as of 09/30/05:	584,400
Shares sold	5,487
Shares as of 12/31/05:	578,913
Net realized gain or loss:	$16,546
Dividend income earned:	$—
Value at end of period:	$ 8,776,321
Security Name:	Performance Technologies, Inc.
Shares as of 09/30/05:	751,700
Shares purchased	—
Shares as of 12/31/05:	751,700
Net realized gain or loss:	$—
Dividend income earned:	$—
Value at end of period:	$ 6,156,423

(c) Cost for federal income tax purposes is $1,176,952,214.
(d) Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$396,532,875	$(103,931,184)	$292,601,691

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

12

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust XI

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 28, 2006